UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-24046

GoldenTree Opportunistic Credit Fund

(Exact name of registrant as specified in charter)

300 Park Avenue, 21st Floor

New York, New York 10022

212-847-3500

(Address of principal executive offices) (zip code)

Peter Alderman

300 Park Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

Copies to:

William J. Bielefeld, Esq.

Alexander C. Karampatsos, Esq.

Dechert LLP

1900 K Street NW

Washington, DC 20006

(202) 261-3386

Registrant’s telephone number, including area code: 212-847-3500

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Report to Shareholders.

(a)

The semi-annual report to shareholders (the “Report”) of GoldenTree Opportunistic Credit Fund (the “Fund” or the “Registrant”) for the period ended June 30, 2026 transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is attached herewith.

Semi-Annual report 2026

GoldenTree Opportunistic Credit Fund

GoldenTree Opportunistic Credit Fund Officers and Trustees

Officers

Kathy Sutherland

Chief Executive Officer

Principal Executive Officer

Chad Alan Earnst

Chief Compliance Officer

Wei Zhong

Chief Financial Officer

Principal Financial Officer

Principal Accounting Officer

Peter Alderman

Secretary

Board of Trustees

Steven Shapiro

Chairman

Interested Trustee

Jill Iacono Mavro

Independent Trustee

Ellen Needham

Independent Trustee

Leon Wagner

Independent Trustee

GoldenTree Opportunistic Credit Fund Table of Contents

Semi-Annual Report for the Six Months Ended June 30, 2026

i

GoldenTree Opportunistic Credit Fund Portfolio Highlights

Portfolio composition (by fair value)*

Asset Backed Securities	5.9%

Bank Debt	44.2%

Collateralized Loan Obligations	6.2%

Commercial Mortgage Backed Securities	0.9%

Convertible Bonds	0.0%

Corporate Bond Obligations	28.9%

Government Bonds	0.5%

Municipal Bonds	0.2%

Residential Mortgage Backed Securities	1.8%

Common Stock	2.3%

Preferred Stock	0.1%

Private Equity	0.8%

Special Purpose Vehicle	6.2%

Repurchase Agreements	0.2%

Money Market Fund	1.8%

100.0%

Industry classification (by fair value)*

Software/ Services	13.5%

Collateralized Loan Obligation	6.2%

Pharmaceuticals	6.1%

Asset Backed Security	5.9%

Specialty Retail	5.2%

Food & Drug Retailers	3.9%

RealEstate Dev & Mgt	3.5%

Auto Parts & Equipment	3.2%

Oil Field Equipment & Services	3.1%

Cable & Satellite TV	2.8%

Health Services	2.7%

REITs	2.7%

Steel Producers/ Products	2.6%

Banking	2.5%

Tech Hardware & Equipment	2.4%

Other	33.7%

Total	100.0%

*	Derivatives and investments sold short are not included in this table. Holdings subject to change.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)

Asset Backed Securities—6.0%
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class E	(c)	Asset Backed Security	6.16%	6.16%	9/15/33		$183		$183		$183
Ally Bank Auto Credit-Linked Notes, Series 2026-A, Class E	(c)	Asset Backed Security	6.37%	6.37%	3/15/34		232		232		232
Barclays Bank PLC, Series 2025-7	(c)(d)(e)	Asset Backed Security	SOFRRATE COMPOUND 360 + 7.45%	11.07%	8/31/33		1,390		1,390		1,390
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	(d)(e)(f)	Asset Backed Security	3 mo. EURIBOR + 5.85%	8.05%	11/5/35		€285		331		326
GARC FF-1 SPV SRL	(d)(e)(f)	Asset Backed Security	3 mo. USD Term SOFR + 4.00%	7.62%	5/9/31		4,800		4,800		4,804
GARC SPV SRL	(d)(f)	Asset Backed Security	8.70%	8.70%	2/8/47		2,635		2,635		2,635
Nightingale Ltd., Series 2026-1, Class CLN	(d)(e)(f)	Asset Backed Security	1 day GBP SONIA + 7.00%	10.73%	10/30/35		£1,150		1,537		1,528
Nightingale Ltd., Series 2025-4, Class N	(d)(e)(f)(g)	Asset Backed Security	1 day GBP SONIA + 7.30%	10.94%	1/31/35		£3,225		4,311		4,326
Parthenon SPV Issuer LLC	(d)(e)	Asset Backed Security	Daily SOFR + 4.75%	8.37%	10/9/32		350		350		350
Santander U.K. PLC, Series 2026-1, Class F	(d)(e)(f)	Asset Backed Security	SONIA Interest Rate Benchmark + 4.25%	7.89%	8/22/41		£1,837		2,464		2,439
Santander U.K. PLC, Series 2026-1, Class G	(d)(e)(f)	Asset Backed Security	1 day GBP SONIA + 7.75%	11.39%	8/22/41		£1,759		2,361		2,337
SMB Private Education Loan Trust, Series 2024-D, Class A1B	(c)(e)	Asset Backed Security	30 day USD SOFR Average + 1.10%	4.69%	7/15/53		141		139		140
Towd Point Asset Trust, Series 2018-SL1, Class D2	(c)(h)	Asset Backed Security	—	Zero coupon	1/25/46		650		522		534
Towd Point Asset Trust, Series 2021-SL1, Class E	(c)(e)	Asset Backed Security	1 mo. USD Term SOFR + 2.26%	5.90%	11/20/61		1,070		1,017		1,018

Total Asset Backed Securities									22,272		22,242

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)

Bank Debt—45.1%
ACProducts, Inc.	(e)	Personal & Household Products	3 mo. USD Term SOFR + 5.50%	9.23%	11/14/31		$1,151		$1,027		$1,030
Advanced Integration Technology LP	(e)	Aerospace/ Defense	3 mo. USD Term SOFR + 5.75%	9.42%	3/28/33		4,111		4,070		4,132
Advantage Sales & Marketing, Inc.	(e)	Advertising	3 mo. USD Term SOFR + 6.00%	9.93%	4/19/30		324		280		290
AI Silk Midco Ltd.	(e)	Support- Services	6 mo. EURIBOR + 5.00%	7.13%	3/4/31		€420		475		443
Allen Media LLC	(e)	Advertising	3 mo. USD Term SOFR + 5.50%	9.38%	2/10/27		606		442		418
AMC Entertainment Holdings, Inc.	(e)	Theaters & Entertainment	1 mo. USD Term SOFR + 7.00%	10.64%	1/4/29		328		323		330
Amneal Pharmaceuticals LLC	(e)	Pharmaceuticals	1 mo. USD Term SOFR + 3.00%	6.64%	8/1/32		1,304		1,309		1,311
Anaplan, Inc.	(d)(e)	Software/Services	3 mo. USD Term SOFR + 4.50%	8.13%	6/21/29		4,059		3,724		3,877
Arbor Trails Fundco GT LLC	(d)	RealEstate Dev & Mgt	10.75%	10.75%	11/30/27		135		134		134
Aruba Investments Holdings LLC	(e)	Chemicals	3 mo. USD Term SOFR + 4.00%	7.77%	11/24/27		257		240		237
Azurite Intermediate Holdings, Inc.	(d)(e)	Software/Services	1 mo. USD Term SOFR + 6.00%	9.64%	3/19/31		2,693		2,681		2,567
Baron Village Fundco GT LLC	(d)	RealEstate Dev & Mgt	10.75%	10.75%	4/15/31		553		553		553
Bausch & Lomb Corp.	(e)	Medical Products	1 mo. USD Term SOFR + 3.75%	7.39%	1/15/31		349		351		350
Bausch Health Cos., Inc.	(e)	Pharmaceuticals	1 mo. USD Term SOFR + 6.25%	9.90%	10/8/30		4,064		3,958		3,951
Bluestem Fundco GT LLC	(d)	Building & Construction	10.75%	10.75%	11/30/27		168		168		168
Boots Group Bidco Ltd.	(e)	Food & Drug Retailers	1 mo. GBP SONIA + 4.50%	8.23%	8/30/32		£505		678		676
Boots Group Bidco Ltd.	(e)	Food & Drug Retailers	3 mo. USD Term SOFR + 3.25%	6.92%	8/30/32		56		56		56
Bridle Creek Fundco GT LLC	(d)	RealEstate Dev & Mgt	10.75%	10.75%	2/28/29		278		278		278
Broward Key Fundco GT LLC	(d)	Building & Construction	10.75%	10.75%	8/31/29		267		267		267
CAB Finance SARL	(d)(e)(i)	Auto Parts & Equipment	1 yr. EURIBOR + 10.00%	12.22%	4/24/32		€3,357		3,774		4,001

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)
CD&R Firefly Bidco Ltd.	(e)	Food & Drug Retailers	SONIA Interest Rate Benchmark + 4.50%	8.23%	6/30/31		£285		$376		$380
Celsa LuxCo 2	(i)	Steel Producers/ Products	13.50%	13.50%	6/10/31		€5,950		7,301		7,291
Chestnut Ridge Holdings	(d)(e)(j)	Banking	3 mo. USD Term SOFR + 5.00%	8.64% – 8.73%	4/16/36		3,457		3,423		3,457
Cloudera, Inc.	(e)	Software/Services	1 mo. USD Term SOFR + 3.75%	7.49%	10/8/28		1,579		1,446		1,232
Cloudera, Inc.	(d)(e)	Software/Services	1 mo. USD Term SOFR + 6.00%	9.75%	10/8/29		319		268		192
Clover Holdings 2 LLC	(e)	Software/Services	1 mo. USD Term SOFR + 3.75%	7.38%	12/9/31		683		668		654
Clover Holdings 2 LLC		Software/Services	7.75%	7.75%	12/9/31		331		314		315
Connect Holding II LLC	(e)	Telecom - Wireline Integrated & Services	1 mo. USD Term SOFR + 4.50%	7.90%	4/3/31		2,508		2,384		2,361
Consolidated Energy Finance SA	(e)	Oil Refining & Marketing	3 mo. USD Term SOFR + 4.50%	8.16%	11/15/30		372		329		365
Constant Contact, Inc.	(e)	Software/Services	3 mo. USD Term SOFR + 4.00%	7.94%	2/10/28		621		579		605
Constant Contact, Inc.	(e)	Software/Services	3 mo. USD Term SOFR + 7.50%	11.44%	2/12/29		56		50		52
Constellation Automotive Ltd.	(d)(e)	Specialty Retail	1 yr. GBP SONIA + 6.25%	9.98%	3/21/31		£4,200		5,538		5,573
Constellation Automotive Ltd.	(d)(e)	Specialty Retail	3 mo. EURIBOR + 6.25%	8.50%	4/3/31		€1,670		1,943		1,913
Coreweave Financing DDTL V LLC	(e)(j)	Telecom - Wireline Integrated & Services	3 mo. USD Term SOFR + 4.50%	8.23%	11/17/31		286		283		292
Cotiviti Corp.	(e)	Software/Services	1 mo. USD Term SOFR + 2.75%	6.37%	5/1/31		1,136		1,029		1,042
Cotiviti Corp.		Software/Services	7.63%	7.63%	5/1/31		2,658		2,539		2,490
Coupa Holdings LLC	(d)(e)	Software/Services	3 mo. USD Term SOFR + 5.25%	8.91%	2/27/30		3,723		3,584		3,688
Coupa Holdings LLC	(d)(e)	Software/Services	3 mo. USD Term SOFR + 5.25%	8.90%	2/27/30		339		326		335
Coupa Holdings LLC	(d)(e)(j)	Software/Services	3 mo. USD Term SOFR + 5.25%	8.90%	2/27/29		176		170		175

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)
CP Iris Holdco I, Inc.	(e)	Building Materials	1 mo. USD Term SOFR + 7.00%	10.65%	10/27/33		$1,455		$1,414		$1,404
CP Iris HoldCo I, Inc.	(e)	Building Materials	1 mo. USD Term SOFR + 4.00%	7.64%	10/27/32		247		245		236
Crown Finance U.S., Inc.	(e)	Theaters & Entertainment	1 mo. USD Term SOFR + 4.50%	8.11%	12/2/31		1,345		1,340		1,350
Darktrace PLC	(e)	Software/Services	3 mo. USD Term SOFR + 3.25%	6.93%	10/9/31		615		592		565
Databricks, Inc.	(e)	Software/Services	1 mo. USD Term SOFR + 4.50%	8.11%	1/5/32		1,719		1,719		1,717
Delivery Hero SE	(e)	Restaurants	3 mo. USD Term SOFR + 5.00%	8.64%	12/12/29		297		300		299
Dentalcorp Health Services Ltd.	(d)(e)(i)	Health Services	3 mo. Canada Bankers Acceptances + 2.50%, 2.75% PIK	7.29%	1/14/33	C$	1,491		1,064		1,041
Dentalcorp Health Services Ltd.	(d)(e)(i)(j)	Health Services	CORRA + 2.50%, 2.75% PIK	7.29%	1/14/33	C$	40		28		28
Dentalcorp Health Services Ltd.	(d)(e)(j)	Health Services	CORRA + 5.00%	7.29%	1/14/33	C$	30		22		21
DirecTV Financing LLC	(e)	Cable & Satellite TV	3 mo. USD Term SOFR + 5.50%	9.16%	2/17/31		74		72		74
Discovery Global Holdings, Inc.	(e)	Media Content	1 mo. USD Term SOFR + 2.50%	6.14%	6/3/33		790		788		791
Discovery Purchaser Corp.	(e)	Chemicals	3 mo. USD Term SOFR + 3.75%	7.41%	10/4/29		1,100		1,078		1,097
Discovery Purchaser Corp.	(e)	Chemicals	3 mo. USD Term SOFR + 7.00%	10.68%	10/4/30		211		209		201
Electronic Arts, Inc.	(e)	Media Content	1 mo. USD Term SOFR + 3.50%	7.13%	3/24/33		830		826		833
Endo Luxembourg Finance Co. I SARL	(e)	Pharmaceuticals	1 mo. USD Term SOFR + 3.75%	7.39%	4/23/31		778		774		780
Evraz, Inc. NA	(d)(e)	Steel Producers/Products	3 mo. USD Term SOFR + 7.00%	10.66%	7/31/31		1,553		1,527		1,497
Fiesta Del Norte Fundco GT LLC	(d)	RealEstate Dev & Mgt	12.50%	12.50%	12/9/30		319		318		319
Flash Charm, Inc.	(e)	Software/Services	3 mo. USD Term SOFR + 3.50%	7.16%	3/2/28		924		803		721

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)
Flash Charm, Inc.	(e)	Software/Services	3 mo. USD Term SOFR + 6.75%	10.56%	3/2/29		$206		$181		$126
Gemini Fundco GT LLC	(d)	RealEstate Dev & Mgt	10.75%	10.75%	1/22/31		93		92		92
Global Medical Response, Inc.	(e)	Health Services	1 mo. USD Term SOFR + 3.25%	6.89%	10/1/32		237		237		238
GoTo Group, Inc.	(e)	Software/Services	3 mo. USD Term SOFR + 4.75%	8.58%	4/28/28		8,083		6,422		6,074
Hexion Holdings Corp.	(e)	Chemicals	1 mo. USD Term SOFR + 4.00%	7.65%	3/15/29		221		221		214
Hot Topic, Inc.	(d)(e)	Specialty Retail	3 mo. USD Term SOFR + 6.75%	10.48%	12/31/30		3,209		3,150		3,150
Houghton Mifflin Harcourt Publishing Co.	(e)	Printing & Publishing	3 mo. USD Term SOFR + 5.25%	9.01%	4/9/29		264		221		210
Houghton Mifflin Harcourt Publishing Co.	(e)	Printing & Publishing	3 mo. USD Term SOFR + 8.50%	12.16%	4/8/30		240		175		166
Hunter Holdco 3 Ltd.	(e)	Health Services	3 mo. USD Term SOFR + 4.25%	8.08%	8/19/28		37		29		35
Indian Springs Fundco GT LLC	(d)	RealEstate Dev & Mgt	10.75%	10.75%	3/10/31		68		68		68
Iris Holding, Inc.	(e)	Packaging	3 mo. USD Term SOFR + 4.75%	8.51%	6/28/28		1,180		1,142		1,126
Iron Oak Energy Solutions LLC	(d)(e)	Oil Field Equipment & Services	3 mo. USD Term SOFR + 5.50%	9.16%	6/1/33		9,392		9,162		9,161
Ivanti Software, Inc.	(e)	Software/Services	3 mo. USD Term SOFR + 4.75%	8.42%	6/1/29		864		720		382
Ivanti Software, Inc.	(e)	Software/Services	3 mo. USD Term SOFR + 5.75%	9.42%	6/1/29		2,606		2,618		2,531
Jennmar Inter III LLC	(e)	Diversified Capital Goods	3 mo. USD Term SOFR + 5.00%	8.73%	12/16/30		2,048		2,019		2,034
LBM Acquisition LLC	(e)	Support- Services	1 mo. USD Term SOFR + 3.75%	7.50%	6/6/31		1,107		939		931
LHS Borrower LLC	(d)(e)	Personal & Household Products	1 mo. USD Term SOFR + 5.25%	8.90%	9/4/31		3,360		3,315		3,343
LHS Borrower LLC	(d)(e)(j)	Personal & Household Products	3 mo. USD Term SOFR + 5.25%	8.89%	9/4/31		71		70		70
Magnolia Meadow Take 1 Fundco GT LLC	(d)	Building & Construction	12.00%	12.00%	1/31/27		339		339		339

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)
Magnolia Meadow Take 2 Fundco GT LLC	(d)	Building & Construction	11.00%	11.00%	4/30/28		$358		$358		$358
MEH, Inc.	(e)	Pharmaceuticals	1 mo. USD Term SOFR + 7.00%	10.65%	7/31/30		5,324		5,245		4,968
Michaels Cos., Inc.	(e)	Specialty Retail	3 mo. USD Term SOFR + 5.00%	8.73%	3/15/33		949		936		946
MSGN Holdings LP	(e)	Media Content	1 mo. USD Term SOFR + 5.00%	8.74%	12/31/29		63		58		61
Naked Juice LLC	(e)	Beverage	3 mo. USD Term SOFR + 5.50%	9.23%	1/24/29		2,380		2,380		2,421
Naked Juice LLC	(e)	Beverage	3 mo. USD Term SOFR + 3.25%	7.08%	1/24/29		139		90		93
Newfold Digital Holdings Group, Inc.	(d)(e)	Software/Services	1 mo. USD Term SOFR + 5.75%	9.36%	4/30/29		16		15		13
Newfold Digital Holdings Group, Inc.	(e)	Software/Services	1 mo. USD Term SOFR + 3.50%	7.21%	4/30/29		3,400		2,774		2,673
Northspur Fundco GT LLC	(d)	Building & Construction	10.75%	10.75%	1/31/28		200		200		200
Nourish Buyer I, Inc.	(e)	Food - Wholesale	3 mo. USD Term SOFR + 4.00%	7.67%	7/9/32		679		683		685
Oakfield Lakes Fundco GT LLC	(d)	RealEstate Dev & Mgt	10.75%	10.75%	11/30/27		131		131		131
Oakfield Trails Fundco GT LLC	(d)	Building & Construction	10.75%	10.75%	2/29/28		54		54		54
OID-OL Intermediate I LLC	(e)	Software/Services	3 mo. USD Term SOFR + 6.00%	9.66%	2/1/29		6,001		6,069		5,836
Pacsun LLC	(d)(e)	Discount Stores	3 mo. USD Term SOFR + 6.75%	10.43%	3/31/31		3,511		3,444		3,462
Peachtree Fundco GT LLC	(d)	Building & Construction	10.75%	10.75%	6/25/29		302		302		302
PHRG Intermediate LLC	(e)	Building Materials	3 mo. USD Term SOFR + 4.00%	7.73%	2/20/32		292		289		291
PMHC II, Inc.	(e)	Chemicals	3 mo. USD Term SOFR + 6.25%	9.90%	4/30/30		3,761		3,649		3,639
PMHC II, Inc.	(e)	Chemicals	3 mo. USD Term SOFR + 5.50%	9.15%	4/30/30		388		340		139
PMHC II, Inc.	(e)	Chemicals	3 mo. USD Term SOFR + 4.25%	8.05%	4/30/30		1,057		816		591
Premium Parent LLC	(d)(e)	Health Services	1 mo. USD Term SOFR + 6.50%	10.15%	11/25/32		5,511		5,407		5,459

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)
Premium Parent LLC	(d)(e)(j)	Health Services	3 mo. USD Term SOFR + 6.50%	10.16%	11/25/32		$201		$198		$199
Prism Bidco, Inc.	(e)	Health Services	3 mo. USD Term SOFR + 5.00%	8.73%	10/15/32		553		527		543
Purflux Holding SARL	(d)(e)	Auto Parts & Equipment	3 mo. EURIBOR + 6.50%	8.65%	10/31/30		€6,256		7,109		6,991
QVC, Inc.	(e)	Specialty Retail	1 mo. USD Term SOFR + 5.25%	7.38%	10/27/26		909		440		447
Rackspace Finance LLC	(e)	Software/Services	1 mo. USD Term SOFR + 2.75%	6.50%	5/15/28		64		29		58
Red Planet Borrower LLC	(e)	Software/Services	1 mo. USD Term SOFR + 4.00%	7.39%	9/8/32		457		452		458
Redstone Holdco 2 LP	(d)(e)	Software/Services	3 mo. USD Term SOFR + 5.25%	8.41%	12/31/30		121		92		98
Redstone Holdco 2 LP	(d)(e)	Software/Services	3 mo. USD Term SOFR + 5.50%	8.41%	12/31/30		117		89		93
Riverlake Take 2 Fundco GT LLC	(d)	RealEstate Dev & Mgt	12.00%	12.00%	5/7/31		104		104		104
Rohm Holding GmbH	(e)	Chemicals	6 mo. USD Term SOFR + 5.00%	9.13%	1/31/29		106		94		103
Rohm Holding GmbH	(e)	Chemicals	6 mo. EURIBOR + 4.50%	7.15%	1/31/29		€615		697		685
SCUR-Alpha 1503 GmbH	(e)	Chemicals	3 mo. USD Term SOFR + 5.50%	9.16%	3/29/30		461		435		403
Signal Parent, Inc.	(e)	Building & Construction	3 mo. USD Term SOFR + 3.50%	7.26%	4/3/28		38		27		15
Solaris U.S. Bidco LLC	(e)	Pharmaceuticals	3 mo. USD Term SOFR + 5.25%	8.92%	11/29/30		3,682		3,565		3,643
SonarSource Financing LLC	(e)	Software/Services	3 mo. USD Term SOFR + 4.50%	8.18%	12/19/30		325		320		303
Sound Inpatient Physicians	(e)(i)	Health Services	3 mo. USD Term SOFR + 3.50%, 1.50% PIK	9.06%	6/28/28		430		420		429
South Wind Fundco GT LLC	(d)	RealEstate Dev & Mgt	10.75%	10.75%	3/26/31		146		146		146
Summit Behavioral Healthcare LLC	(e)	Health Services	3 mo. USD Term SOFR + 4.25%	7.98%	12/31/29		554		482		308
Summit Behavioral Healthcare LLC	(e)	Health Services	3 mo. USD Term SOFR + 5.75%	9.48%	12/31/29		1,102		1,125		1,105

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)
SUS Intermediate Co. AB	(d)(e)(i)	Software/Services	3 mo. USD Term SOFR + 2.63%, 3.13% PIK	8.93%	12/19/31		$1,018		$1,009		$986
SUS Intermediate Co. AB	(d)(e)(i)	Software/Services	3 mo. EURIBOR + 2.63%, 3.13% PIK	7.64%	12/19/31		€2,062		2,392		2,280
Telesat Canada	(e)	Telecom - Satellite	3 mo. USD Term SOFR + 2.75%	6.68%	12/7/26		728		627		651
TransDigm, Inc.	(e)	Aerospace/Defense	1 mo. USD Term SOFR + 2.50%	6.14%	2/28/31		68		69		69
TransDigm, Inc.	(e)	Aerospace/Defense	1 mo. USD Term SOFR + 2.50%	6.14%	1/19/32		110		110		110
TransDigm, Inc.	(e)	Aerospace/Defense	1 mo. USD Term SOFR + 2.50%	6.14%	8/19/32		896		897		897
Tricentis Operations Holdings, Inc.	(d)(e)(i)	Software/Services	3 mo. USD Term SOFR + 2.75%, 3.25% PIK	9.73%	2/11/32		4,539		4,534		4,362
Vantor Holdings, Inc.	(e)	Aerospace/Defense	6 mo. USD Term SOFR + 4.50%	8.12%	3/3/33		764		756		767
VCI Asset Holdings 1 LLC		Tech Hardware & Equipment	10.00%	10.00%	11/20/30		365		362		389
VCI Asset Holdings 3 LLC		Tech Hardware & Equipment	6.88%	6.88%	4/24/31		4,033		3,994		4,124
Versant Media Group, Inc.	(e)	Cable & Satellite TV	3 mo. USD Term SOFR + 3.50%	7.23%	1/30/31		721		723		724
Vision Solutions, Inc.	(e)	Software/Services	3 mo. USD Term SOFR + 4.00%	7.93%	4/24/28		1,581		1,356		1,215
Wildcat Ranch Fundco GT LLC	(d)	Building & Construction	10.75%	10.75%	8/31/27		244		244		244
Williams Reserve Fundco GT LLC	(d)	Building & Construction	10.75%	10.75%	1/31/27		65		65		65

Total Bank Debt									168,306		166,081

Collateralized Loan Obligations—6.3%
ARES LXII CLO Ltd., Series 2021-62A, Class CR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.90%	5.57%	1/25/34		450		451		451
Basswood Park CLO Ltd., Series 2021-1A, Class CR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.70%	5.38%	4/20/34		745		745		746
Battalion CLO IX Ltd., Series 2015-9A, Class CRR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.95%	5.62%	7/15/31		650		650		650

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)
Bluemountain Euro CLO DAC, Series 2021-2X, Class D	(e)(g)	Collateralized Loan Obligation	3 mo. EURIBOR + 3.10%	5.30%	10/15/35		€215		$251		$246
Canyon CLO Ltd., Series 2021-4A, Class CR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.80%	5.47%	10/15/34		725		725		726
Carlyle U.S. CLO Ltd., Series 2020-2A, Class CR2	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 2.90%	6.57%	1/25/35		355		356		356
CarVal CLO II Ltd., Series 2019-1A, Class CR2	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.80%	5.48%	4/20/32		745		747		746
Contego CLO III BV, Series 3A, Class CRR	(c)(e)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.40%	4.60%	4/15/38		€505		584		580
Contego CLO III BV, Series 3A, Class DRR	(c)(e)	Collateralized Loan Obligation	3 mo. EURIBOR + 3.30%	5.50%	4/15/38		€505		584		580
CVC Cordatus Opportunity Loan Fund-R DAC, Series 1X, Class CR	(e)(g)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.10%	4.38%	8/15/33		€510		584		585
Elmwood CLO VI Ltd., Series 2020-3AR, Class CR3	(c)(e)(k)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.80%	5.44%	7/18/37		605		605		605
Fair Oaks Loan Funding V DAC, Series 5A, Class DR	(c)(e)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.75%	4.95%	10/15/36		€305		354		348
GCRED BSL CLO 1, Series 2025-BSL1A, Class C	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.70%	5.36%	1/20/34		1,020		1,020		1,020
Harbor Park CLO Ltd., Series 2018-1A, Class CR2	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.65%	5.33%	1/20/31		790		790		789
Harvest CLO XXVII DAC, Series 27X, Class D	(e)(g)	Collateralized Loan Obligation	3 mo. EURIBOR + 3.40%	5.60%	7/15/34		€600		705		687
HPS Loan Management Ltd., Series 2021-16A, Class CR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.80%	5.47%	1/23/35		825		826		825
Invesco CLO Ltd., Series 2021-3A, Class CR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.85%	5.51%	10/22/34		750		750		750
Jamestown CLO IX Ltd., Series 2016-9A, Class BR3	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 2.00%	5.67%	7/25/34		570		570		571
KKR CLO 28 Ltd., Series 28A, Class DR2	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 3.40%	7.08%	2/9/35		520		520		519
Madison Park Euro Funding VII DAC, Series 7X, Class DR	(e)(g)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.60%	4.80%	5/25/31		€480		556		550

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)
Magnetite XIX Ltd., Series 2017-19A, Class CRR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.75%	5.43%	4/17/34		$555		$557		$556
Magnetite XXXI Ltd., Series 2021-31A, Class DR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 2.35%	6.02%	7/15/34		345		345		342
Margay CLO II DAC, Series 2A, Class CR	(c)(e)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.10%	4.30%	7/15/37		€305		354		352
Neuberger Berman Loan Advisers CLO 47 Ltd., Series 2022-47A, Class CR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.75%	5.42%	4/16/35		250		249		250
Northwoods Capital 25 Ltd., Series 2021-25A, Class CR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.90%	5.58%	7/20/34		750		750		751
Northwoods Capital 27 Ltd., Series 2021-27A, Class CR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 2.00%	5.68%	10/17/34		570		570		571
OCP Euro CLO DAC, Series 2017-2A, Class DRR	(c)(e)	Collateralized Loan Obligation	3 mo. EURIBOR + 3.15%	5.47%	4/15/37		€300		341		343
OZLM XIX Ltd., Series 2017-19A, Class CR3	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 3.10%	6.77%	1/15/35		250		250		251
Palmer Square European Loan Funding DAC, Series 2025-1A, Class C	(c)(e)	Collateralized Loan Obligation	3 mo. EURIBOR + 1.90%	4.10%	10/15/34		€785		913		899
Palmer Square European Loan Funding DAC, Series 2024-1X, Class CR	(e)(g)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.05%	4.33%	8/15/33		€675		772		774
Palmer Square European Loan Funding DAC, Series 2025-2X, Class C	(e)(g)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.50%	4.78%	2/15/35		€505		587		579
Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class BR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.60%	5.27%	7/15/34		325		325		325
Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class CR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.75%	5.42%	7/15/34		405		405		406
Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class DR	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 3.35%	7.02%	7/15/34		405		405		405

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

					$		$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date		Principal Amount(a)		Cost		Fair Value(b)
Penta CLO 10 DAC, Series 2021-10A, Class DR	(c)(e)	Collateralized Loan Obligation	3 mo. EURIBOR + 3.15%	5.40%		5/20/40		€380		$446		$437
Providus CLO V DAC, Series 5A, Class DR	(c)(e)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.90%	5.18%		11/15/39		€450		523		514
Regatta IX Funding Ltd., Series 2017-1A, Class D1R2	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 3.25%	6.93%		4/17/37		255		255		256
Regatta IX Funding Ltd., Series 2017-1A, Class D2R2	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 5.20%	8.88%		4/17/37		270		270		266
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.80%	5.48%		10/20/34		1,345		1,347		1,346
Toro European CLO 7 DAC, Series 7A, Class CR	(c)(e)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.50%	4.78%		2/15/34		€250		291		287
Verdelite Static CLO Ltd., Series 2024-1A, Class C	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.95%	5.63%		7/20/32		185		185		185
Whitebox CLO I Ltd., Series 2019-1A, Class CR3	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.70%	5.37%		1/24/37		415		415		416
Whitebox CLO I Ltd., Series 2019-1A, Class D2R3	(c)(e)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 3.75%	7.42%		1/24/37		415		415		413

Total Collateralized Loan Obligations										23,343		23,254

Commercial Mortgage Backed Securities—0.9%
BFLD Commercial Mortgage Trust, Series 2025-660F, Class E	(c)(e)	Commercial Mortgage Backed Security	1 mo. USD Term SOFR + 3.60%	7.23%		11/15/42		100		100		100
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class C	(c)(e)	Commercial Mortgage Backed Security	1 mo. USD Term SOFR + 3.30%	6.93%		8/15/42		100		100		100
BX Commercial Mortgage Trust, Series 2026-CSMO, Class D	(c)(e)	Commercial Mortgage Backed Security	1 mo. USD Term SOFR + 2.45%	6.08%		2/15/43		110		110		111
BX Commercial Mortgage Trust, Series 2026-ALOHA, Class E	(c)(e)	Commercial Mortgage Backed Security	1 mo. USD Term SOFR + 2.95%	6.58%		4/15/43		215		215		215
Durst Commercial Mortgage Trust, Series 2025-151, Class D	(c)	Commercial Mortgage Backed Security	7.02%	7.02%		8/10/42		190		190		195
Extended Stay America Trust, Series 2025-ESH, Class E	(c)(e)	Commercial Mortgage Backed Security	1 mo. USD Term SOFR + 3.35%	6.98%		10/15/42		96		96		97
Extended Stay America Trust, Series 2026-ESH2, Class F	(c)(e)	Commercial Mortgage Backed Security	1 mo. USD Term SOFR + 3.75%	7.38%		2/15/43		94		94		95

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

					$		$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date		Principal Amount(a)		Cost		Fair Value(b)
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2026-MN14, Class M2	(c)(e)	Commercial Mortgage Backed Security	30 day USD SOFR Average + 2.70%	6.29%		6/25/46		$80		$80		$80
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2025-MN10, Class M2	(c)(e)	Commercial Mortgage Backed Security	30 day USD SOFR Average + 2.85%	6.48%		2/25/45		360		360		361
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2026-MN14, Class B1	(c)(e)	Commercial Mortgage Backed Security	30 day USD SOFR Average + 4.30%	7.89%		6/25/46		50		50		50
Finance Ireland Agri Funding DAC	(d)(e)(f)	Commercial Mortgage Backed Security	1 mo. EURIBOR + 6.10%	8.04%		7/14/28		€1,194		1,366		1,395
LQR Trust, Series 2025-CALI, Class D	(c)(e)	Commercial Mortgage Backed Security	1 mo. USD Term SOFR + 3.00%	6.63%		1/15/43		30		30		30
MAD Commercial Mortgage Trust, Series 2025-11MD, Class E	(c)	Commercial Mortgage Backed Security	7.57%	7.57%		10/15/42		120		120		120
MED Commercial Mortgage Trust, Series 2024-MOB, Class E	(c)(e)	Commercial Mortgage Backed Security	1 mo. USD Term SOFR + 3.94%	7.56%		5/15/41		190		186		183
NYC Trust, Series 2025-77C, Class E	(c)	Commercial Mortgage Backed Security	6.47%	6.47%		1/10/36		130		130		128
SLG Office Trust, Series 2026-OMA, Class F	(c)	Commercial Mortgage Backed Security	8.19%	8.19%		4/15/41		150		150		150

Total Commercial Mortgage Backed Securities										3,377		3,410

Convertible Bonds—0.0%
Liberty Interactive LLC	(c)(l)	Media - Diversified	3.75%	3.75%		2/15/30		14		1		1

Total Convertible Bonds										1		1

Corporate Bond Obligations—29.5%
1011778 BC ULC	(c)	Restaurants	4.00%	4.00%		10/15/30		675		641		637
ADI Escrow Issuer LLC	(c)	Diversified Capital Goods	7.13%	7.13%		7/15/34		176		176		179
Adler Pelzer Holding GmbH	(g)	Auto Parts & Equipment	9.50%	9.50%		4/1/27		€340		389		372
Advantage Sales & Marketing, Inc.	(c)	Advertising	9.00%	9.00%		11/15/30		141		115		126
AHP Health Partners, Inc.	(c)	Health Facilities	5.75%	5.75%		7/15/29		11		11		11

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)
Albertsons Cos., Inc.	(c)	Food & Drug Retailers	5.75%	5.75%	3/31/34		$88		$87		$84
Albertsons Cos., Inc.	(c)	Food & Drug Retailers	6.25%	6.25%	3/15/33		639		651		633
Alexandrite Monnet U.K. Holdco PLC	(c)	RealEstate Dev & Mgt	6.88%	6.88%	5/31/31		€1,465		1,717		1,683
Alliant Holdings Intermediate LLC	(c)	Insurance Brokerage	6.50%	6.50%	10/1/31		400		406		399
Alliant Holdings Intermediate LLC	(c)	Insurance Brokerage	7.00%	7.00%	1/15/31		327		335		332
Ally Financial, Inc., Series C	(e)(m)(n)	Investments & Misc Financial Services	U.S. Treasury Yield Curve Rate + 3.48%	4.70%	5/15/28		362		342		351
Altice Financing SA	(c)	Telecom - Wireline Integrated & Services	5.75%	5.75%	8/15/29		956		737		668
AMC Global Media, Inc.	(c)	Media Content	10.50%	10.50%	7/15/32		792		826		814
Antero Midstream Partners LP	(c)	Gas Distribution	6.63%	6.63%	2/1/32		620		640		633
Anywhere Intermediate Holdings LLC	(c)	RealEstate Dev & Mgt	5.25%	5.25%	4/15/30		699		663		675
Archrock, Inc.	(c)	Oil Field Equipment & Services	6.63%	6.63%	9/1/32		172		175		175
Ardonagh Finco Ltd.	(g)	Insurance Brokerage	6.88%	6.88%	2/15/31		€215		258		246
Ardonagh Finco Ltd.	(c)	Insurance Brokerage	7.75%	7.75%	2/15/31		218		223		220
Ardonagh Group Finance Ltd.	(c)	Insurance Brokerage	8.88%	8.88%	2/15/32		444		442		431
Aretec Group, Inc.	(c)	Brokerage	7.50%	7.50%	4/1/29		304		303		302
Bank of America Corp., Series L		Banking	4.18%	4.18%	11/25/27		4,717		4,713		4,694
Barclays PLC	(e)(m)(n)	Banking	GBP SONIA ICE SWAP Rate + 5.64%	9.25%	9/15/28		£200		279		281
Bausch Health Cos., Inc.	(c)	Pharmaceuticals	5.00%	5.00%	1/30/28		20		17		18
Bausch Health Cos., Inc.	(c)	Pharmaceuticals	5.00%	5.00%	2/15/29		11		8		8
Bausch Health Cos., Inc.	(c)	Pharmaceuticals	5.25%	5.25%	1/30/30		621		420		397
Bausch Health Cos., Inc.	(c)	Pharmaceuticals	5.25%	5.25%	2/15/31		138		76		81
Bausch Health Cos., Inc.	(c)	Pharmaceuticals	6.25%	6.25%	2/15/29		142		110		107
Bausch Health Cos., Inc.	(c)	Pharmaceuticals	7.25%	7.25%	5/30/29		272		210		205
Bausch Health Cos., Inc.	(c)	Pharmaceuticals	14.00%	14.00%	10/15/30		3		3		3
Baxter International, Inc.		Medical Products	3.13%	3.13%	12/1/51		788		472		471
Blue Racer Midstream LLC	(c)	Gas Distribution	7.25%	7.25%	7/15/32		165		172		171
Bombardier, Inc.	(c)	Aerospace/ Defense	7.00%	7.00%	6/1/32		512		533		530
Bombardier, Inc.	(c)	Aerospace/ Defense	7.45%	7.45%	5/1/34		92		103		102

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)
Boyd Gaming Corp.	(c)	Gaming	4.75%	4.75%	6/15/31		$175		$169		$169
Builders FirstSource, Inc.	(c)	Building Materials	6.38%	6.38%	6/15/32		649		667		659
Cable One, Inc.	(c)	Telecom - Wireline Integrated & Services	4.00%	4.00%	11/15/30		498		370		269
CACI International, Inc.	(c)	Aerospace/ Defense	6.38%	6.38%	6/15/33		625		642		634
Carnival Corp. Ltd.	(c)	Recreation & Travel	4.00%	4.00%	8/1/28		1,408		1,388		1,382
Carnival Corp. Ltd.	(c)	Recreation & Travel	6.13%	6.13%	2/15/33		328		336		332
Carvana Co.	(c)	Specialty Retail	9.00%	9.00%	6/1/31		1,514		1,684		1,670
CCO Holdings LLC	(c)	Cable & Satellite TV	4.25%	4.25%	1/15/34		1,128		967		955
CCO Holdings LLC	(c)	Cable & Satellite TV	4.50%	4.50%	6/1/33		405		354		351
CCO Holdings LLC	(c)	Cable & Satellite TV	5.38%	5.38%	6/1/29		15		15		15
Celanese Corp.	(o)	Chemicals	7.38%	7.38%	7/15/32		189		199		199
Celanese Corp.	(o)	Chemicals	7.70%	7.70%	11/15/33		159		169		170
Celsa Opco SA	(g)	Steel Producers/ Products	8.25%	8.25%	12/15/30		€610		723		743
Centene Corp.		Managed Care	2.63%	2.63%	8/1/31		566		490		493
Centene Corp.		Managed Care	4.63%	4.63%	12/15/29		409		398		397
Charter Communications Operating LLC		Cable & Satellite TV	5.38%	5.38%	4/1/38		80		74		72
Charter Communications Operating LLC		Cable & Satellite TV	6.48%	6.48%	10/23/45		122		113		112
Chord Energy Corp.	(c)	Energy - Exploration & Production	6.00%	6.00%	10/1/30		91		91		91
Chord Energy Corp.	(c)	Energy - Exploration & Production	6.75%	6.75%	3/15/33		300		307		304
Cinemark USA, Inc.	(c)	Theaters & Entertainment	7.00%	7.00%	8/1/32		660		681		681
Cleveland-Cliffs, Inc.	(c)	Steel Producers/ Products	7.63%	7.63%	1/15/34		218		220		218
Cloud Software Group, Inc.	(c)	Software/ Services	6.63%	6.63%	8/15/33		676		640		586
Connect Holding II LLC	(c)	Telecom - Wireline Integrated & Services	10.50%	10.50%	4/3/31		287		283		288
Constellation Energy Generation LLC	(c)	Electric- Generation	5.00%	5.00%	2/1/31		170		170		170
CoreWeave, Inc.	(c)	Telecom - Wireline Integrated & Services	8.50%	8.50%	7/15/32		€415		481		467

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)
CoreWeave, Inc.	(c)	Telecom - Wireline Integrated & Services	9.00%	9.00%	2/1/31		$222		$220		$219
CoreWeave, Inc.	(c)	Telecom - Wireline Integrated & Services	9.75%	9.75%	10/1/31		833		848		831
CSC Holdings LLC	(c)	Cable & Satellite TV	4.50%	4.50%	11/15/31		442		281		261
CSC Holdings LLC	(c)	Cable & Satellite TV	5.50%	5.50%	4/15/27		672		449		450
CSC Holdings LLC	(c)	Cable & Satellite TV	6.50%	6.50%	2/1/29		303		188		181
CSC Holdings LLC	(c)	Cable & Satellite TV	11.25%	11.25%	5/15/28		436		279		281
CSC Holdings LLC	(c)	Cable & Satellite TV	11.75%	11.75%	1/31/29		838		578		515
Cyprium Corp./Cyprium Holdings Luxembourg SARL	(c)	Diversified Capital Goods	6.13%	6.13%	4/15/31		63		63		63
Cyprium Corp./Cyprium Holdings Luxembourg SARL	(c)	Diversified Capital Goods	6.38%	6.38%	4/15/34		381		383		380
Dealer Tire LLC	(c)	Auto Parts & Equipment	8.00%	8.00%	2/1/28		250		245		250
Dell Technologies, Inc.		Tech Hardware & Equipment	4.90%	4.90%	10/1/26		2,189		2,191		2,190
Deutsche Bank AG	(e)(g)(m)(n)	Banking	EURIBOR ICE SWAP Rate + 5.11%	7.38%	10/30/31		€200		247		248
Deutsche Bank AG	(e)(g)(m)(n)	Banking	EURIBOR ICE SWAP Rate + 5.26%	8.13%	10/30/29		€200		244		249
Digicel Intermediate Holdings Ltd.	(c)	Telecom - Wireline Integrated & Services	8.63%	8.63%	8/1/32		650		663		669
Directv Financing LLC	(c)	Cable & Satellite TV	8.88%	8.88%	2/1/30		114		113		116
Directv Financing LLC	(c)	Cable & Satellite TV	10.00%	10.00%	2/15/31		1,368		1,363		1,420
DISH DBS Corp.	(c)	Cable & Satellite TV	5.25%	5.25%	12/1/26		2,414		2,399		2,388
DISH DBS Corp.		Cable & Satellite TV	7.38%	7.38%	7/1/28		340		284		326
DISH DBS Corp.		Cable & Satellite TV	7.75%	7.75%	7/1/26		321		321		321
Diversified Healthcare Trust		REITs	4.38%	4.38%	3/1/31		484		428		443
Diversified Healthcare Trust	(c)	REITs	7.25%	7.25%	10/15/30		172		172		177
DT Midstream, Inc.	(c)	Gas Distribution	4.13%	4.13%	6/15/29		125		122		123
DT Midstream, Inc.	(c)	Gas Distribution	4.38%	4.38%	6/15/31		190		185		184
EchoStar Corp.		Telecom - Satellite	10.75%	10.75%	11/30/29		224		238		242
Emrld Borrower LP	(g)	Machinery	6.38%	6.38%	12/15/30		€110		132		130

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)
Emrld Borrower LP	(c)	Machinery	6.63%	6.63%	12/15/30		$80		$81		$82
Endo Finance Holdings LP	(c)	Pharmaceuticals	8.50%	8.50%	4/15/31		333		349		350
First Eagle Holdings, Inc.	(c)	Investments & Misc Financial Services	7.25%	7.25%	8/15/32		341		341		343
Ford Motor Credit Co. LLC		Auto Loans	3.63%	3.63%	6/17/31		87		80		79
Ford Motor Credit Co. LLC		Auto Loans	4.00%	4.00%	11/13/30		50		47		47
Ford Motor Credit Co. LLC		Auto Loans	5.11%	5.11%	5/3/29		30		30		30
Ford Motor Credit Co. LLC		Auto Loans	5.80%	5.80%	3/5/27		608		612		611
Ford Motor Credit Co. LLC		Auto Loans	7.35%	7.35%	3/6/30		52		55		55
Freedom Mortgage Holdings LLC	(c)	Cons/ Comm/ Lease Financing	6.88%	6.88%	5/1/31		889		862		863
Freedom Superior LLC	(c)	Banking	12.00%	12.00%	10/1/32		218		218		223
Gaia Purchaser, Inc.	(c)(k)	Recreation & Travel	7.63%	7.63%	7/15/33		267		267		270
Garrett Motion Holdings, Inc.	(c)	Auto Parts & Equipment	7.75%	7.75%	5/31/32		349		366		366
Genmab AS	(c)	Pharmaceuticals	6.25%	6.25%	12/15/32		103		103		105
Getty Images, Inc.	(c)	Printing & Publishing	10.50%	10.50%	11/15/30		375		327		312
Getty Images, Inc.	(c)	Printing & Publishing	11.25%	11.25%	2/21/30		748		692		617
Global Auto Holdings PLC	(c)	Specialty Retail	8.38%	8.38%	1/15/29		94		91		93
Global Auto Holdings PLC	(c)	Specialty Retail	8.75%	8.75%	1/15/32		1,574		1,466		1,493
Global Medical Response, Inc.	(c)	Health Services	7.38%	7.38%	10/1/32		229		234		237
GoTo Group, Inc.	(c)	Software/ Services	5.50%	5.50%	5/1/28		2,091		1,814		1,606
GoTo Group, Inc.	(c)	Software/ Services	5.50%	5.50%	5/1/28		171		76		34
Grifols SA	(g)	Pharmaceuticals	7.50%	7.50%	5/1/30		€92		110		110
Harvest Midstream I LP	(c)	Gas Distribution	6.75%	6.75%	5/15/34		205		205		208
HCA Healthcare, Inc.		Health Facilities	6.20%	6.20%	3/1/55		527		535		537
Helix Energy Solutions Group, Inc.	(c)	Oil Field Equipment & Services	9.75%	9.75%	3/1/29		234		244		245
Hess Midstream Operations LP	(c)	Gas Distribution	4.25%	4.25%	2/15/30		515		502		497
Hilcorp Energy I LP	(c)	Energy - Exploration & Production	6.88%	6.88%	5/15/34		206		203		200
Hilcorp Energy I LP	(c)	Energy - Exploration & Production	7.25%	7.25%	2/15/35		989		991		974
Hilton Worldwide Holdings, Inc.	(c)	Hotels	6.13%	6.13%	4/1/32		228		234		231
Howard Midstream Energy Partners LLC	(c)	Gas Distribution	6.63%	6.63%	1/15/34		134		134		135

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)
Howard Midstream Energy Partners LLC	(c)	Gas Distribution	7.38%	7.38%	7/15/32		$223		$228		$231
Hudson Pacific Properties, Inc.		REITs	3.25%	3.25%	1/15/30		1,266		1,068		1,107
Hudson Pacific Properties, Inc.		REITs	4.65%	4.65%	4/1/29		291		266		276
Hudson Pacific Properties, Inc.		REITs	5.95%	5.95%	2/15/28		153		151		152
Humana, Inc.	(e)(m)	Managed Care	U.S. Treasury Yield Curve Rate + 2.89%	6.63%	9/15/56		106		106		106
Ineos Quattro Holdings Ltd.	(g)	Chemicals	6.75%	6.75%	4/15/30		€210		206		202
Iris Holding, Inc.	(c)	Packaging	10.00%	10.00%	12/15/28		303		261		261
Jerrold Finco PLC	(g)	Cons/Comm/ Lease Financing	7.50%	7.50%	6/15/31		£135		183		181
LCPR Senior Secured Financing DAC	(c)	Telecom - Wireline Integrated & Services	5.13%	5.13%	7/15/29		344		243		190
Liberty Interactive LLC	(l)	Media - Diversified	8.25%	8.25%	2/1/30		670		40		34
Liberty Interactive LLC	(l)	Media - Diversified	8.50%	8.50%	7/15/29		230		14		12
Liberty Mutual Holding Co, Inc.	(c)	Property & Casualty Insurance	4.30%	4.30%	2/1/61		798		505		507
Lithia Motors, Inc.	(c)	Specialty Retail	4.38%	4.38%	1/15/31		235		224		223
Live Nation Entertainment, Inc.	(c)	Theaters & Entertainment	6.50%	6.50%	5/15/27		1,503		1,503		1,503
Luna 1.5 SARL	(c)(i)	Environmental	12.75% PIK	12.00%	7/1/32		58		58		62
Macy’s, Inc.	(c)	Department Stores	7.38%	7.38%	8/1/33		115		120		121
Matador Resources Co.	(c)	Energy - Exploration & Production	6.00%	6.00%	4/15/34		264		264		257
Matador Resources Co.	(c)	Energy - Exploration & Production	6.25%	6.25%	4/15/33		235		236		234
Mauser Packaging Solutions Intermediate Co., Inc.	(c)	Packaging	7.88%	7.88%	4/15/30		245		250		250
Medical Properties Trust, Inc.		REITs	0.99%	0.99%	10/15/26		€265		302		296
Medical Properties Trust, Inc.		REITs	3.50%	3.50%	3/15/31		4,088		2,961		2,811
Medical Properties Trust, Inc.		REITs	3.69%	3.69%	6/5/28		£2,900		3,476		3,337
Medical Properties Trust, Inc.		REITs	4.63%	4.63%	8/1/29		391		314		314
Medical Properties Trust, Inc.		REITs	5.00%	5.00%	10/15/27		709		678		688
Medline Borrower LP	(c)	Medical Products	5.25%	5.25%	10/1/29		118		117		117
MGM Resorts International		Gaming	4.63%	4.63%	9/1/26		1,852		1,852		1,849

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)
MGM Resorts International		Gaming	6.50%	6.50%	4/15/32		$334		$342		$334
Michaels Cos., Inc.	(c)	Specialty Retail	8.50%	8.50%	3/15/33		971		958		962
Michaels Cos., Inc.	(c)	Specialty Retail	11.00%	11.00%	3/15/34		2,214		2,118		2,168
Mineral Resources Ltd.	(c)	Metals/ Mining Excluding Steel	6.25%	6.25%	5/1/34		554		550		545
Mineral Resources Ltd.	(c)	Metals/ Mining Excluding Steel	7.00%	7.00%	4/1/31		88		88		91
Mineral Resources Ltd.	(c)	Metals/ Mining Excluding Steel	8.50%	8.50%	5/1/30		450		460		465
MPLX LP		Gas Distribution	5.40%	5.40%	9/15/35		128		127		128
New World Development Co Ltd.	(g)	RealEstate Dev & Mgt	4.75%	4.75%	1/23/27		200		188		194
Newfold Digital Holdings Group, Inc.	(c)	Software/ Services	11.75%	11.75%	4/30/29		141		102		76
Newfold Digital Holdings Group, Inc.	(c)	Software/ Services	11.75%	11.75%	4/30/29		144		131		126
Nidda Healthcare Holding GmbH	(g)	Pharmaceuticals	5.63%	5.63%	2/21/30		€160		190		185
Nidda Healthcare Holding GmbH	(g)	Pharmaceuticals	7.00%	7.00%	2/21/30		€100		120		118
Nokia OYJ		Tech Hardware & Equipment	6.63%	6.63%	5/15/39		225		233		239
Nordstrom, Inc.		Department Stores	5.00%	5.00%	1/15/44		485		332		342
NRG Energy, Inc.	(c)	Electric- Generation	3.63%	3.63%	2/15/31		140		131		130
NRG Energy, Inc.	(c)	Electric- Generation	3.88%	3.88%	2/15/32		265		247		244
OAK-Eagle Acquireco, Inc.	(c)	Media Content	7.25%	7.25%	7/1/33		791		808		827
OAK-Eagle Acquireco, Inc.	(c)	Media Content	8.75%	8.75%	7/1/34		536		543		569
Occidental Petroleum Corp.		Energy - Exploration & Production	6.45%	6.45%	9/15/36		74		76		79
Occidental Petroleum Corp.		Energy - Exploration & Production	6.60%	6.60%	3/15/46		550		558		587
ONEOK, Inc.		Gas Distribution	5.45%	5.45%	6/1/47		286		260		262
ONEOK, Inc.		Gas Distribution	5.60%	5.60%	4/1/44		100		92		94
Osaic Holdings, Inc.	(c)	Investments & Misc Financial Services	8.00%	8.00%	8/1/33		493		498		495
Paramount Skydance Corp.		Media Content	4.38%	4.38%	3/15/43		769		492		496
Paramount Skydance Corp.		Media Content	5.85%	5.85%	9/1/43		353		265		264
Paramount Skydance Corp.		Media Content	6.88%	6.88%	4/30/36		124		116		116
Penn Entertainment, Inc.	(c)	Gaming	4.13%	4.13%	7/1/29		284		266		272

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)
PennyMac Financial Services, Inc.	(c)	Cons/ Comm/ Lease Financing	6.75%	6.75%	2/15/34		$209		$205		$201
PennyMac Financial Services, Inc.	(c)	Cons/Comm/Lease Financing	6.88%	6.88%	2/15/33		102		100		99
Permian Resources Corp.	(c)	Energy -Exploration & Production	6.25%	6.25%	2/1/33		651		662		665
PFGC, Inc.	(c)	Food - Wholesale	5.63%	5.63%	3/1/34		78		78		77
PFGC, Inc.	(c)	Food - Wholesale	6.13%	6.13%	9/15/32		276		285		279
Post Holdings, Inc.	(c)	Food - Wholesale	6.38%	6.38%	3/1/33		245		246		243
Post Holdings, Inc.	(c)	Food - Wholesale	6.50%	6.50%	3/15/36		418		418		413
Qnity Electronics, Inc.	(c)	Electronics	6.25%	6.25%	8/15/33		283		286		288
QVC, Inc.	(l)	Specialty Retail	4.38%	4.38%	9/1/28		51		24		23
QVC, Inc.	(l)	Specialty Retail	4.75%	4.75%	2/15/27		16		8		7
QVC, Inc.	(l)	Specialty Retail	5.45%	5.45%	8/15/34		137		65		64
QVC, Inc.	(l)	Specialty Retail	5.95%	5.95%	3/15/43		152		73		72
QVC, Inc.	(c)(l)	Specialty Retail	6.88%	6.88%	4/15/29		321		153		156
Rackspace Finance LLC	(c)	Software/Services	3.50%	3.50%	5/15/28		9		4		8
Rithm Capital Corp.	(c)	REITs	8.00%	8.00%	4/1/29		79		80		79
Rithm Capital Corp.	(c)	REITs	8.00%	8.00%	7/15/30		245		248		244
Rithm Capital Corp.	(c)	REITs	8.50%	8.50%	6/1/31		161		162		161
Road Michigan Property Owner I LLC	(c)	Electronics	7.50%	7.50%	3/30/45		2,683		2,650		2,674
Rocket Cos., Inc.	(c)	Investments & Misc Financial Services	6.38%	6.38%	8/1/33		572		591		582
Rockies Express Pipeline LLC	(c)	Gas Distribution	6.88%	6.88%	4/15/40		525		533		538
Royal Caribbean Cruises Ltd.	(c)	Recreation & Travel	6.00%	6.00%	2/1/33		295		301		299
Seadrill Ltd.	(c)	Oil Field Equipment & Services	8.38%	8.38%	8/1/30		149		151		156
Seagate Technology Holdings PLC	(c)	Tech Hardware & Equipment	4.09%	4.09%	6/1/29		90		86		88
Sinclair Broadcast Group LLC	(c)	Media Content	8.13%	8.13%	2/15/33		218		223		224
Sirius XM Radio LLC	(c)	Media Content	3.88%	3.88%	9/1/31		190		175		173
Snap, Inc.	(c)	Advertising	6.88%	6.88%	3/1/33		250		246		244
Sprint Communications LLC		Telecom - Wireless	6.88%	6.88%	11/15/28		2,854		3,027		2,990
Standard Building Solutions, Inc.	(c)	Building Materials	6.25%	6.25%	8/1/33		463		470		460

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)
Standard Building Solutions, Inc.	(c)	Building Materials	6.50%	6.50%	8/15/32		$201		$207		$202
Tamarack Valley Energy Ltd.	(g)	Energy - Exploration & Production	6.88%	6.88%	7/25/30	C$	301		224		223
Telesat Canada	(c)	Telecom - Satellite	5.63%	5.63%	12/6/26		19		17		17
Tenet Healthcare Corp.	(c)	Health Facilities	4.63%	4.63%	6/15/28		390		389		387
Tenet Healthcare Corp.		Health Facilities	5.13%	5.13%	11/1/27		615		614		615
Tenet Healthcare Corp.		Health Facilities	6.13%	6.13%	6/15/30		60		60		60
Tenet Healthcare Corp.		Health Facilities	6.75%	6.75%	5/15/31		220		226		225
Teva Pharmaceutical Industries Ltd.		Pharmaceuticals	3.15%	3.15%	10/1/26		3,807		3,795		3,788
Teva Pharmaceutical Industries Ltd.		Pharmaceuticals	6.75%	6.75%	3/1/28		270		277		276
Thames Water Utilities Holdings Ltd., Series 44	(g)	Non-Electric Utilities	5.13%	5.13%	9/28/39		£50		48		38
Thames Water Utilities Holdings Ltd., Series 11		Non-Electric Utilities	6.75%	6.75%	11/16/30		£370		290		290
Thames Water Utilities Holdings Ltd.	(g)	Non-Electric Utilities	7.13%	7.13%	4/30/33		£100		98		79
Thames Water Utilities Holdings Ltd.	(g)	Non-Electric Utilities	7.75%	7.75%	4/30/46		£100		79		79
Thor Industries, Inc.	(c)	Automakers	4.00%	4.00%	10/15/29		328		311		311
TransDigm Group, Inc.	(c)	Aerospace/ Defense	6.00%	6.00%	1/15/33		150		151		151
TransDigm Group, Inc.	(c)	Aerospace/ Defense	6.63%	6.63%	3/1/32		810		833		831
Transocean Ltd.	(c)	Oil Field Equipment & Services	7.88%	7.88%	10/15/32		310		316		324
Travel & Leisure Co.	(c)	Hotels	6.13%	6.13%	9/1/33		131		133		130
U.S. Foods, Inc.	(c)	Food - Wholesale	6.88%	6.88%	9/15/28		985		1,007		1,007
United Parks & Resorts, Inc.	(c)	Recreation & Travel	5.25%	5.25%	8/15/29		912		883		893
Uniti Group, Inc., Series FEB	(c)	Telecom - Wireline Integrated & Services	8.63%	8.63%	6/15/32		81		81		85
Venture Global Calcasieu Pass LLC	(c)	Gas Distribution	3.88%	3.88%	11/1/33		289		259		258
Venture Global Calcasieu Pass LLC	(c)	Gas Distribution	4.13%	4.13%	8/15/31		89		83		84
Venture Global Plaquemines LNG LLC	(c)	Gas Distribution	6.50%	6.50%	6/15/34		615		630		641

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)
Venture Global Plaquemines LNG LLC	(c)	Gas Distribution	6.75%	6.75%	1/15/36		$239		$250		$253
Venture Global Plaquemines LNG LLC	(c)	Gas Distribution	7.50%	7.50%	5/1/33		144		159		158
Venture Global Plaquemines LNG LLC	(c)	Gas Distribution	7.75%	7.75%	5/1/35		78		85		87
Versant Media Group, Inc.	(c)	Cable & Satellite TV	7.25%	7.25%	1/30/31		137		137		142
Viatris, Inc.		Pharmaceuticals	3.85%	3.85%	6/22/40		72		55		57
Viatris, Inc.		Pharmaceuticals	4.00%	4.00%	6/22/50		653		441		448
Viking Holdings Ltd.	(c)	Recreation & Travel	5.00%	5.00%	2/15/28		1,082		1,081		1,081
Viking Holdings Ltd.	(c)	Recreation & Travel	5.88%	5.88%	10/15/33		401		403		402
Viking Holdings Ltd.	(c)	Recreation & Travel	9.13%	9.13%	7/15/31		1,536		1,609		1,609
Vistra Corp.	(c)(e)(m)(n)	Electric- Generation	U.S. Treasury Yield Curve Rate + 5.74%	7.00%	12/15/26		878		881		885
Warner Bros Discovery, Inc.		Media Content	3.76%	3.76%	3/15/27		1,849		1,838		1,833
Warner Bros Discovery, Inc.		Media Content	4.28%	4.28%	3/15/32		273		250		245
Warner Bros Discovery, Inc.		Media Content	4.69%	4.69%	5/17/33		€200		226		218
Warner Bros Discovery, Inc.		Media Content	5.05%	5.05%	3/15/42		359		258		263
Warner Bros Discovery, Inc.		Media Content	5.14%	5.14%	3/15/52		200		134		134
Whitehaven Coal Ltd.	(c)	Metals/ Mining Excluding Steel	6.75%	6.75%	4/22/34		152		157		157
Wildfire Intermediate Holdings LLC	(c)	Energy - Exploration & Production	7.50%	7.50%	10/15/29		785		794		805
WULF Compute LLC	(c)	Telecom - Wireline Integrated & Services	7.75%	7.75%	10/15/30		90		94		95
XPO, Inc.	(c)	Transport Infrastructure/ Services	7.13%	7.13%	2/1/32		120		125		124
Yum! Brands, Inc.		Restaurants	3.63%	3.63%	3/15/31		362		341		337

Total Corporate Bond Obligations									109,585		108,639

Government Bonds—0.5%
Argentina Bonar Bonds	(d)	Sovereign	6.50%	6.50%	11/30/29		375		348		346
Brazil Notas do Tesouro Nacional		Sovereign	6.00%	6.00%	8/15/30	R$	58		38		50
Brazil Notas do Tesouro Nacional		Sovereign	6.00%	6.00%	5/15/35	R$	473		369		383
Costa Rica Government International Bonds	(c)	Sovereign	5.95%	5.95%	4/27/33		€90		108		109
Provincia de Buenos Aires	(g)(o)	Sovereign	5.88%	5.88%	9/1/37		24		17		18
Provincia de Buenos Aires	(g)(o)	Sovereign	6.63%	6.63%	9/1/37		231		178		191

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)
Turkiye Government Bonds		Sovereign	32.60%	32.60%	2/10/27		TRY 3,998		$84		$84
Turkiye Government Bonds		Sovereign	36.00%	36.00%	8/12/26		TRY 9,430		211		202
U.S. Treasury Inflation-Indexed Bonds	(p)	Sovereign	2.38%	2.38%	2/15/56		394		360		362
U.S. Treasury Notes		Sovereign	4.00%	4.00%	2/15/34		257		253		251

Total Government Bonds									1,966		1,996

Municipal Bonds—0.2%
Puerto Rico Electric Power Authority, Series 2010-EEE	(l)	Municipal	6.05%	6.05%	7/1/32		800		437		612
Puerto Rico Industrial Development Co., Series 2023	(o)	Municipal	7.00%	7.00%	1/1/54		90		84		87

Total Municipal Bonds									521		699

Residential Mortgage Backed Securities—1.9%
Aspire Mortgage Trust, Series 2026-2, Class B2	(c)	Residential Mortgage Backed Security	6.55%	6.55%	4/26/66		130		124		122
Aspire Mortgage Trust, Series 2026-1, Class B2	(c)	Residential Mortgage Backed Security	6.80%	6.80%	1/25/66		480		463		455
Braccan Mortgage Funding PLC, Series 2025-2X, Class X	(e)(g)	Residential Mortgage Backed Security	1 day GBP SONIA + 3.22%	6.97%	1/17/68		£77		101		101
Citigroup Mortgage Loan Trust, Series 2025-LTV1, Class B1	(c)	Residential Mortgage Backed Security	6.96%	6.96%	12/25/55		100		100		99
Ellington Financial Mortgage Trust, Series 2026-INV2, Class B1	(c)	Residential Mortgage Backed Security	6.23%	6.23%	2/25/71		130		127		127
Ellington Financial Mortgage Trust, Series 2025-NQM3, Class M1B	(c)	Residential Mortgage Backed Security	6.45%	6.45%	8/25/70		480		480		481
GS Mortgage-Backed Securities Trust, Series 2026-NQM1, Class B2	(c)	Residential Mortgage Backed Security	7.57%	7.57%	3/25/66		100		100		99
Home Re Ltd., Series 2026-1, Class M1C	(c)(e)	Residential Mortgage Backed Security	30 day USD SOFR Average + 3.35%	6.23%	1/25/36		150		150		151
JP Morgan Mortgage Trust, Series 2025-NQM3, Class M1A	(c)	Residential Mortgage Backed Security	5.97%	5.97%	11/25/65		460		460		458
JP Morgan Mortgage Trust, Series 2026-ACES1, Class B1	(c)	Residential Mortgage Backed Security	6.50%	6.50%	4/25/66		60		60		59

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$		$		$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Cost		Fair Value(b)
JP Morgan Mortgage Trust, Series 2025-NQM4, Class B1	(c)	Residential Mortgage Backed Security	6.69%	6.69%	3/25/66		$170		$170		$169
JP Morgan Mortgage Trust, Series 2025-VIS3, Class B1	(c)	Residential Mortgage Backed Security	6.76%	6.76%	2/25/66		35		35		35
JP Morgan Mortgage Trust, Series 2025-VIS3, Class B2	(c)	Residential Mortgage Backed Security	7.21%	7.21%	2/25/66		25		25		24
Lanebrook Mortgage Transaction PLC, Series 2024-1, Class D	(e)(g)	Residential Mortgage Backed Security	1 day GBP SONIA + 2.30%	6.05%	3/15/61		£165		221		219
Oceanview Mortgage Trust, Series 2025-4, Class B4	(c)	Residential Mortgage Backed Security	7.29%	7.29%	12/25/55		99		99		100
PRPM LLC, Series 2025-RCF4, Class M1A	(c)	Residential Mortgage Backed Security	4.50%	4.50%	8/25/55		100		94		96
PRPM LLC, Series 2025-RCF5, Class M2	(c)	Residential Mortgage Backed Security	5.50%	5.50%	10/25/55		100		95		96
Redwood Funding Trust, Series 2026-1, Class B	(c)	Residential Mortgage Backed Security	7.76%	7.76%	9/27/56		100		100		100
Redwood Funding Trust, Series 2026-2, Class B	(c)	Residential Mortgage Backed Security	8.00%	8.00%	11/27/56		100		100		100
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class M1	(c)	Residential Mortgage Backed Security	6.08%	6.08%	7/25/65		480		480		478
Verus Securitization Trust, Series 2026-3, Class B1	(c)	Residential Mortgage Backed Security	6.44%	6.44%	3/25/71		230		229		228
Verus Securitization Trust, Series 2026-1, Class B1	(c)	Residential Mortgage Backed Security	6.47%	6.47%	1/25/71		500		500		496
Verus Securitization Trust, Series 2025-8, Class B1	(c)	Residential Mortgage Backed Security	6.48%	6.48%	9/25/70		740		740		737
Verus Securitization Trust, Series 2024-7, Class B1	(c)	Residential Mortgage Backed Security	6.50%	6.50%	9/25/69		380		380		380
Verus Securitization Trust, Series 2025-7, Class B1	(c)	Residential Mortgage Backed Security	6.62%	6.62%	8/25/70		750		750		749
Verus Securitization Trust, Series 2026-3, Class B2	(c)	Residential Mortgage Backed Security	6.81%	6.81%	3/25/71		100		97		98
Verus Securitization Trust, Series 2025-5, Class B1	(c)	Residential Mortgage Backed Security	7.06%	7.06%	6/25/70		460		464		463
Verus Securitization Trust, Series 2024-8, Class B2	(c)	Residential Mortgage Backed Security	7.61%	7.61%	10/25/69		100		101		100

Total Residential Mortgage Backed Securities									6,845		6,820

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

			$		$		$
Investments	Footnotes	Industry	Number of Shares		Cost		Fair Value(b)

Common Stock—2.4%
ABN AMRO Bank NV Dutch Certificate	(g)	Banking		1,843		$50		$78
Ardent Health, Inc.	(q)	Health Facilities		4,143		38		41
Bausch & Lomb Corp.	(q)	Medical Products		7,587		106		126
Bausch Health Cos., Inc.	(q)	Pharmaceuticals		52,520		320		259
BAWAG Group AG	(c)	Banking		949		122		190
Carvana Co.	(q)	Specialty Retail		3,900		260		257
CBRE Group, Inc. Class A	(q)	RealEstate Dev & Mgt		2,719		371		366
Celanese Corp.		Chemicals		5,806		366		267
Charter Communications, Inc. Class A	(q)	Cable & Satellite TV		3,248		467		462
Cineworld Group PLC	(q)	Theaters & Entertainment		31,288		669		769
Collegium Pharmaceutical, Inc.	(q)	Pharmaceuticals		3,414		121		124
Comcast Corp. Class A		Cable & Satellite TV		47,133		1,248		1,157
Compass, Inc. Class A	(q)	RealEstate Dev & Mgt		15,451		118		190
CoreCivic, Inc.	(q)	Support- Services		2,684		73		82
Cummins, Inc.		Auto Parts & Equipment		268		178		191
Devon Energy Corp.		Energy - Exploration & Production		6,361		271		263
Elastic NV	(q)	Software/ Services		5,838		346		333
Energy Transfer LP		Gas Distribution		3,564		62		68
EPR Properties		REITs		1,995		111		116
GEO Group, Inc.	(q)	Support- Services		2,552		73		75
Jazz Pharmaceuticals PLC	(q)	Pharmaceuticals		1,022		111		246
Liftoff Mobile, Inc.	(q)	Telecom - Wireless		4,152		96		100
LPL Financial Holdings, Inc.		Brokerage		755		237		213
MGM Resorts International	(q)	Gaming		4,475		143		214
Prosus NV		Advertising		9,427		447		409
Resideo Technologies, Inc.	(q)	Support-Services		9,077		281		282
Smartstop Self Storage REIT, Inc.		REITs		2,181		71		71
Telephone & Data Systems, Inc.		Telecom-Wireless		7,620		311		282
United Parks & Resorts, Inc.	(q)	Recreation & Travel		5,896		224		281
Versant Media Group, Inc.		Cable & Satellite TV		4,691		167		169
Vistance Networks, Inc.	(q)	Telecom-Wireline Integrated & Services		3,018		38		39
Warrior Met Coal, Inc.		Metals/Mining Excluding Steel		3,476		321		282

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

				$	$		$	$	$
Investments	Footnotes	Industry					Number of Shares	Cost	Fair Value(b)
Waystar Holding Corp.	(q)	Health Services					27,853	$652	$572
Whitbread PLC		Hotels					5,219	170	166

Total Common Stock								8,639	8,740

Investments	Footnotes	Industry		Yield Rate			Number of Shares	Cost	Fair Value(b)

Preferred Stock—0.1%
QVC, Inc.	(l)	Specialty Retail		6.38%			4,015	$47	$44
QVC, Inc.	(l)	Specialty Retail		6.25%			9,795	114	109
Strategy, Inc.	(n)	Software/Services		10.00%			516	45	48
Strategy, Inc.	(n)	Software/Services		10.00%			1,213	77	68
Strategy, Inc.	(n)	Software/Services		12.00%			1,151	88	98

Total Preferred Stock								371	367

Investments	Footnotes	Industry					Number of Shares	Cost	Fair Value(b)

Private Equity—0.8%
Mallinckrodt PLC	(q)	Pharmaceuticals					11,231	$883	$1,104
Par Health, Inc.	(d)(q)	Pharmaceuticals					18,159	186	118
SPN Solutions, Inc.	(d)(q)	Oil Field Equipment & Services					18,327	1,242	1,770

Total Private Equity								2,311	2,992

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date			Cost	Fair Value(b)

Special Purpose Vehicle—6.3%
1578 Lexington Pref Investor LLC	(d)(i)(j)	RealEstate Dev & Mgt	14.00% PIK	14.00%		9/9/28		$1,388	$1,390
625 Fulton Mezz Lender LP	(d)(e)(j)	RealEstate Dev & Mgt	3 mo. USD Term SOFR + 6.50%	10.11%		4/9/28		4,754	4,755
GoldenTree Premier Co- Investor LLC	(d)	Health Services						123	120
GoldenTree VCI 1 LP	(d)	Tech Hardware & Equipment	10.00%	10.00%		11/20/30		1,374	1,647
GT Boots Preferred Parent Investor LLC	(d)(i)(n)	Food & Drug Retailers	15.00% PIK	15.00%		8/19/26		8,208	10,700
GT Boots Warrant Investor LLC	(d)(q)	Food & Drug Retailers				8/15/50		—	597
GT Boots Warrant Investor LLC	(d)(q)	Food & Drug Retailers				4/16/50		—	1,367
GTAM Onshore Blocker 4 LLC	(d)	Tech Hardware & Equipment						305	336
GTAM Onshore Blocker 5 LLC	(d)	Tech Hardware & Equipment						171	171

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

						$	$	$
Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date		Cost	Fair Value(b)
One WHARF Mezz, LP	(d)(e)(j)	RealEstate Dev & Mgt	1 mo. USD Term SOFR + 7.63%	11.30%	6/15/29		$115	$115
PR Rail Preferred Investor LP	(d)(i)	RealEstate Dev & Mgt	14.00%	14.00%	3/31/30		1,513	1,513
Sage Intracoastal Lender LP	(d)(e)(j)	RealEstate Dev & Mgt	1 mo. USD Term SOFR + 9.28%	13.13%	11/18/28		122	121
Shorecrest Lender LP	(d)(e)(j)	RealEstate Dev & Mgt	3 mo. USD Term SOFR + 7.21%	10.88%	3/10/29		354	356

Total Special Purpose Vehicle							18,427	23,188

Investments	Footnotes			Interest Rate		Principal Amount(a)	Cost	Principal Amount including Accrued Interest

Repurchase Agreements—0.2%
JPMorgan Securities LLC, dated 7/18/25. Collateralized by a U.S. Government Obligation, 3.75%, due 4/15/28, and with a value of $581	(r)			4.23%		$595	$595	$595
JPMorgan Securities LLC, dated 8/1/25. Collateralized by a U.S. Government Obligation, 4.00%, due 3/31/30, and with a value of $128	(r)			4.33%		131	131	131

Total Repurchase Agreements							726	726

Investments	Footnotes	Industry		Interest Rate		Number of Shares	Cost	Fair Value(b)

Money Market Fund—1.9%
Morgan Stanley Institutional Liquidity Funds-Government Portfolio, Institutional Class	(s)	Investment Companies		3.56%		6,843	$6,843	$6,843

Total Money Market Fund							6,843	6,843

TOTAL INVESTMENTS—102.1%							$373,533	$375,998

OTHER ASSETS AND (LIABILITIES)—(2.1)%(t)								(7,651)

NET ASSETS—100.0%								$368,347

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

Investments Sold Short—(2.3)%

Investments	Footnotes	Industry	Interest Rate	Maturity Date	Principal Amount(a)	Proceeds	Fair Value(b)

Corporate Bond Obligations—(0.2)%
Camelot Return Intermediate Holdings LLC	(c)	Building Materials	8.75%	8/1/28	$(46)	$(31)	$(29)
CCO Holdings LLC	(c)	Cable & Satellite TV	4.50%	6/1/33	(309)	(266)	(268)
CCO Holdings LLC	(c)	Cable & Satellite TV	4.25%	1/15/34	(198)	(166)	(168)
CCO Holdings LLC		Cable & Satellite TV	4.50%	5/1/32	(60)	(53)	(53)
CCO Holdings LLC	(c)	Cable & Satellite TV	4.75%	2/1/32	(92)	(83)	(82)
JB Poindexter & Co., Inc.	(c)	Machinery	8.75%	12/15/31	(58)	(60)	(60)
LBM Acquisition LLC	(c)	Support- Services	6.25%	1/15/29	(38)	(28)	(28)

Total Corporate Bond Obligations						(687)	(688)

Government Bonds—(2.0)%
U.S. Treasury Notes	(u)	Sovereign	4.00%	3/31/30	(653)	(657)	(649)
U.S. Treasury Notes	(u)	Sovereign	3.75%	4/15/28	(6,178)	(6,176)	(6,135)
U.S. Treasury Notes		Sovereign	4.63%	2/15/35	(48)	(50)	(49)
U.S. Treasury Notes		Sovereign	3.50%	1/15/29	(499)	(497)	(491)
U.S. Treasury Notes		Sovereign	3.50%	2/28/31	(47)	(47)	(45)

Total Government Bonds						(7,427)	(7,369)

Investments	Footnotes	Industry			Number of Shares	Proceeds	Fair Value(b)

Common Stock—(0.0)%
Blackstone, Inc.		Investments & Misc Financial Services			(926)	$(111)	$(109)

Total Common Stock						(111)	(109)

Exchange-Traded Funds—(0.1)%
Invesco S&P 500 Equal Weight ETF		Banking			(423)	(89)	(90)
iShares Russell 2000 ETF		Exchange- Traded Funds			(278)	(80)	(83)
SPDR S&P 500 ETF Trust		Exchange-Traded Funds			(191)	(143)	(143)
SPDR S&P Oil & Gas Exploration & Production ETF		Energy-Exploration & Production			(879)	(137)	(136)

Total Exchange-Traded Funds						(449)	(452)

Total Investments Sold Short						$(8,674)	$(8,618)

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

Forward Currency Contracts

	$						$
Counterparty	Contract Settlement Date		Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce		12/17/26	USD	1,035	EUR	877		$26
Canadian Imperial Bank of Commerce		12/17/26	USD	1,537	EUR	1,302		38
Canadian Imperial Bank of Commerce		12/17/26	USD	1,569	EUR	1,329		39
Canadian Imperial Bank of Commerce		12/17/26	USD	2,549	EUR	2,160		64
Canadian Imperial Bank of Commerce		12/17/26	USD	3,576	EUR	3,030		89
Canadian Imperial Bank of Commerce		12/17/26	USD	224	GBP	169		(1)
Canadian Imperial Bank of Commerce		12/17/26	USD	70	GBP	53		0
Canadian Imperial Bank of Commerce		12/17/26	USD	274	GBP	206		0
Canadian Imperial Bank of Commerce		12/17/26	USD	217	GBP	163		0
Canadian Imperial Bank of Commerce		12/17/26	USD	781	GBP	588		1
Canadian Imperial Bank of Commerce		12/17/26	USD	626	GBP	468		5
Canadian Imperial Bank of Commerce		12/17/26	USD	4,465	GBP	3,337		38
JPMorgan Chase Bank		07/22/26	USD	221	BRL	1,127		4
State Street Bank and Trust Company		12/17/26	CAD	75	USD	55		(1)
State Street Bank and Trust Company		12/17/26	EUR	313	USD	373		(13)
State Street Bank and Trust Company		12/17/26	EUR	453	USD	533		(12)
State Street Bank and Trust Company		12/17/26	EUR	793	USD	923		(10)
State Street Bank and Trust Company		12/17/26	EUR	597	USD	694		(7)
State Street Bank and Trust Company		12/17/26	EUR	225	USD	264		(5)
State Street Bank and Trust Company		12/17/26	EUR	393	USD	457		(5)
State Street Bank and Trust Company		12/17/26	GBP	182	USD	246		(4)
State Street Bank and Trust Company		12/17/26	GBP	211	USD	281		(1)
State Street Bank and Trust Company		12/17/26	GBP	167	USD	222		(1)
State Street Bank and Trust Company		12/17/26	GBP	32	USD	43		(0)
State Street Bank and Trust Company		12/17/26	GBP	31	USD	41		(0)
State Street Bank and Trust Company		12/17/26	GBP	22	USD	29		(0)
State Street Bank and Trust Company		12/17/26	USD	85	CAD	116		3
State Street Bank and Trust Company		12/17/26	USD	97	CAD	132		4
State Street Bank and Trust Company		12/17/26	USD	135	CAD	183		5
State Street Bank and Trust Company		12/17/26	USD	464	CAD	635		13
State Street Bank and Trust Company		12/17/26	USD	617	CAD	844		18
State Street Bank and Trust Company		12/17/26	USD	5,140	EUR	4,470		(5)

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

	$						$
Counterparty	Contract Settlement Date		Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company		12/17/26	USD	293	EUR	255		$(0)
State Street Bank and Trust Company		12/17/26	USD	332	EUR	289		(0)
State Street Bank and Trust Company		12/17/26	USD	254	EUR	221		(0)
State Street Bank and Trust Company		12/17/26	USD	168	EUR	144		2
State Street Bank and Trust Company		12/17/26	USD	258	EUR	222		3
State Street Bank and Trust Company		12/17/26	USD	189	EUR	162		3
State Street Bank and Trust Company		12/17/26	USD	212	EUR	182		3
State Street Bank and Trust Company		12/17/26	USD	218	EUR	186		4
State Street Bank and Trust Company		12/17/26	USD	282	EUR	242		4
State Street Bank and Trust Company		12/17/26	USD	160	EUR	134		5
State Street Bank and Trust Company		12/17/26	USD	161	EUR	135		5
State Street Bank and Trust Company		12/17/26	USD	224	EUR	190		5
State Street Bank and Trust Company		12/17/26	USD	401	EUR	343		6
State Street Bank and Trust Company		12/17/26	USD	197	EUR	165		7
State Street Bank and Trust Company		12/17/26	USD	191	EUR	160		7
State Street Bank and Trust Company		12/17/26	USD	241	EUR	203		7
State Street Bank and Trust Company		12/17/26	USD	229	EUR	192		8
State Street Bank and Trust Company		12/17/26	USD	226	EUR	190		8
State Street Bank and Trust Company		12/17/26	USD	416	EUR	354		8
State Street Bank and Trust Company		12/17/26	USD	649	EUR	557		8
State Street Bank and Trust Company		12/17/26	USD	329	EUR	278		9
State Street Bank and Trust Company		12/17/26	USD	389	EUR	328		11
State Street Bank and Trust Company		12/17/26	USD	928	EUR	795		13
State Street Bank and Trust Company		12/17/26	USD	320	EUR	264		16
State Street Bank and Trust Company		12/17/26	USD	369	EUR	305		18
State Street Bank and Trust Company		12/17/26	USD	672	EUR	567		20
State Street Bank and Trust Company		12/17/26	USD	710	EUR	598		22
State Street Bank and Trust Company		12/17/26	USD	1,036	EUR	877		27
State Street Bank and Trust Company		12/17/26	USD	1,057	EUR	890		32
State Street Bank and Trust Company		12/17/26	USD	1,537	EUR	1,301		40
State Street Bank and Trust Company		12/17/26	USD	1,568	EUR	1,327		41
State Street Bank and Trust Company		12/17/26	USD	1,866	EUR	1,566		64
State Street Bank and Trust Company		12/17/26	USD	2,551	EUR	2,159		67

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

	$						$
Counterparty	Contract Settlement Date		Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company		12/17/26	USD	3,651	EUR	3,108		$74
State Street Bank and Trust Company		12/17/26	USD	2,238	EUR	1,878		76
State Street Bank and Trust Company		12/17/26	USD	3,577	EUR	3,027		93
State Street Bank and Trust Company		12/17/26	USD	370	GBP	280		(2)
State Street Bank and Trust Company		12/17/26	USD	215	GBP	162		0
State Street Bank and Trust Company		12/17/26	USD	69	GBP	52		0
State Street Bank and Trust Company		12/17/26	USD	272	GBP	205		0
State Street Bank and Trust Company		12/17/26	USD	780	GBP	587		1
State Street Bank and Trust Company		12/17/26	USD	170	GBP	127		2
State Street Bank and Trust Company		12/17/26	USD	466	GBP	349		3
State Street Bank and Trust Company		12/17/26	USD	132	GBP	97		4
State Street Bank and Trust Company		12/17/26	USD	1,287	GBP	965		7
State Street Bank and Trust Company		12/17/26	USD	1,332	GBP	998		8
State Street Bank and Trust Company		12/17/26	USD	2,160	GBP	1,616		16
State Street Bank and Trust Company		12/17/26	USD	2,983	GBP	2,236		16
State Street Bank and Trust Company		12/17/26	USD	1,065	GBP	790		17
State Street Bank and Trust Company		12/17/26	USD	1,063	GBP	788		17
State Street Bank and Trust Company		12/17/26	USD	2,980	GBP	2,232		18
State Street Bank and Trust Company		12/17/26	USD	1,140	GBP	845		18
State Street Bank and Trust Company		12/17/26	USD	1,843	GBP	1,363		35

Total Forward Currency Contracts								$1,158

Futures Contracts

Description	Expiration	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Ultra Notes	9/21/26	51	$5,706	$5,736	$30

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

Credit Default Swaps

	$						$		$		$
Counterparty	Fund Pays		Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value		Upfront Payment Paid (Received)		Unrealized Appreciation (Depreciation)
Intercontinental Exchange, Inc.		iTraxx Europe Sub Financials S45	1.0%	485	6/20/31	Upon Default		$(3)		$8		$(11)
Intercontinental Exchange, Inc.		Brazil Government International Bonds	1.0%	900	6/20/31	Quarterly		10		11		(1)

								$7		$19		$(12)

Total Return Swaps

						$		$		$
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	4	9/25/26	At Maturity		$(1)		$—		$(1)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	4	9/28/26	At Maturity		(1)		—		(1)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	0	9/29/26	At Maturity		(0)		—		(0)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	1	10/02/26	At Maturity		(0)		—		(0)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	0	10/09/26	At Maturity		(0)		—		(0)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	6	10/12/26	At Maturity		(2)		—		(2)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	9	10/15/26	At Maturity		(3)		—		(3)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	2	10/16/26	At Maturity		(1)		—		(1)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	47	12/24/26	At Maturity		(11)		—		(11)
Goldman Sachs International	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	44	3/19/27	At Maturity		(8)		—		(8)

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

	$						$		$		$
Counterparty	Fund Pays		Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
Goldman Sachs International		1 day USD OBFR+0.54%	Bausch Health Cos.,Inc.	11	7/16/27	At Maturity		$1		$—		$1
Goldman Sachs International		1 day USD OBFR+0.54%	Bausch Health Cos.,Inc.	9	7/22/27	At Maturity		0		—		0
Deutsche Bank AG		1 day USD SOFR+1.1%	Crown Finance U.S., Inc.	414	1/25/27	At Maturity		8		—		8
HSBC Client Holdings Nominee U.K. Ltd.		1 day USD SOFR+1.1%	Crown Finance U.S., Inc.	4,295	1/25/27	Monthly		31		—		31
HSBC Client Holdings Nominee U.K. Ltd.		1 day USD SOFR+1.1%	AMC Entertainment Holdings, Inc.	4,306	1/26/27	Monthly		27		—		27
HSBC Client Holdings Nominee U.K. Ltd.		1 day USD SOFR+1.1%	Consolidated Energy Finance SA	118	3/1/27	Monthly		1		—		1

								$41		$—		$41

Footnotes

(a)	Denominated in U.S. dollars unless otherwise noted.

(b)

Fair value is determined by GoldenTree Opportunistic Credit Fund’s (the “Fund”) investment advisor, GoldenTree Asset Management Credit Advisor LLC (the “Advisor’”), which has been designated by the Fund’s board of trustees (the “Board of Trustees”) as its valuation designee.

(c)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At June 30, 2026, these securities amounted to $98,763, which represents 26.8% of the Fund’s net assets.

(d)	Security value is determined based on significant unobservable inputs (Level 3).

(e)	Variable or floating rate security. The interest rate shown was the current rate as of June 30, 2026 and changes periodically.

(f)	All or a portion of investments is owned by GoldenTree Opportunistic Credit Fund Cayman LP a wholly-owned subsidiary of the Fund.

(g)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at June 30, 2026 amounted to $11,751, which represents 3.2% of the Fund’s net assets.

(h)	Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.

(i)	Payment-in-kind (PIK) security.

(j)	All or a portion of the loan commitment is unfunded.

(k)	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has yet been issued.

(l)	Defaulted security.

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

(m)	Security converts to floating rate after the indicated fixed–rate coupon period.

(n)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown is the next call date.

(o)

Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of June 30, 2026.

(p)	Index-linked bond whose principal amount adjusts according to a government retail price index.

(q)	Non-income producing security.

(r)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(s)	Rate disclosed reflects the yield at June 30, 2026.

(t)	Includes the effect of investments sold short, forward currency contracts and swap contracts.

(u)	All or a portion of the security has been segregated with the broker as collateral for open reverse repurchase agreements. The value of the securities is $709.

Abbreviations

CLO	—	Collateralized Loan Obligation

EURIBOR	—	Euro Interbank Offer Rate

HSBC	—	HSBC Bank USA

ICE	—	Intercontinental Exchange®

RE	—	Reinsured

REIT	—	Real Estate Investment Trust

SOFR	—	Secured Overnight Financing Rate

SONIA	—	Sterling Overnight Interbank Average

SPDR	—	Standard & Poor’s Depositary Receipt

Currency

BRL	—	Brazil Real

CAD	—	Canada Dollar

EUR	—	Euro Member Countries

GBP	—	United Kingdom Pound

USD	—	United States Dollar

R$	—	Brazil Real

C$	—	Canada Dollar

	€—	Euro Member Countries

TRY	—	Turkish Lira

	£—	United Kingdom Pound

	$—	United States Dollar

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Schedule of Investments (continued)

As of June 30, 2026 (in thousands, except share amounts)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of June 30, 2026:

Industry classification (by fair value)	Fair Value	Percentage of Portfolio
Software/ Services	$50,698	13.5%
Collateralized Loan Obligation	23,254	6.2
Pharmaceuticals	22,760	6.1
Asset Backed Security	22,242	5.9
Specialty Retail	19,370	5.2
Food & Drug Retailers	14,493	3.9
RealEstate Dev & Mgt	13,183	3.5
Auto Parts & Equipment	12,171	3.2
Oil Field Equipment & Services	11,831	3.1
Cable & Satellite TV	10,492	2.8
Health Services	10,335	2.7
REITs	10,272	2.7
Steel Producers/ Products	9,749	2.6
Banking	9,420	2.5
Tech Hardware & Equipment	9,184	2.4
Other	126,544	33.7

Total Investments	375,998	100.0%

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Statement of Assets and Liabilities

(in thousands, except share and per share amounts)

June 30, 2026
Assets
Investments, at fair value (cost $373,533)	$375,998
Cash (includes foreign currency of $557 (cost of $563))	1,612
Restricted cash for derivative contracts and investments sold short	8,594
Interest receivable	4,576
Receivable for investments sold	3,449
Unrealized appreciation on forward currency contracts	1,158
Reimbursement due from Advisor	1,110
Deferred financing costs	141
Due from brokers	108
Unrealized appreciation on over-the-counter swap contracts	67
Unrealized appreciation on exchange-traded or centrally cleared futures contracts	30
Upfront payments made on swap contracts	19
Dividends receivable	10
Other assets	6

Total assets	396,878

Liabilities
Investments sold short, at fair value (proceeds $8,674)	8,618
Payable for investments purchased	17,164
Income distribution payable	1,171
Management fees payable	500
Professional fees payable	353
Administrative service fees payable	277
Interest payable for short sales	75
Unrealized depreciation on unfunded loan commitments	67
Board of Trustees’ fees payable	65
Shareholder service and distribution fees payable	41
Interest payable on credit facility	35
Unrealized depreciation on over-the-counter swap contracts	26
Unrealized depreciation on exchange-traded or centrally cleared swap contracts	12
Dividend payable for short sales	1
Accrued expenses and other liabilities	126

Total liabilities	28,531

Net assets	$368,347

Commitments and contingencies (Note 6, 8)

Net Assets Consist of:
Paid in surplus	$365,704
Distributable earnings (Accumulated loss)	2,643

Net assets	$368,347

Class I Shares
Net Assets	$331,365
Shares Outstanding	32,377,906
Net Asset Value Per Share	$10.23

Class T Shares
Net Assets	$36,982
Shares Outstanding	3,643,091
Net Asset Value Per Share	$10.15

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Statement of Operations

(in thousands)

Six Months Ended June 30, 2026
Investment income
Interest income	$11,556
Fee income	629
Paid-in-kind interest	327
Dividend income (foreign tax withheld of $2)	63

Total investment income	12,575

Expenses
Management fees(1)	3,067
Professional fees	480
Administrative service fees	179
Interest expense on securities sold short	169
Organization and offering cost	149
Board of Trustees’ fee	123
Shareholder service and distribution fees
Class T Shares	104
Interest and credit facility expenses	57
Regulatory and compliance expense	55
Sub-transfer agent fees	30
Dividend expense on securities sold short	12
Other general and administrative expenses	215

Total expenses	4,640

Less: Management fee waiver(1)	(664)
Less: Expense recoupment(1)	108

Net expenses	4,084

Net investment income (loss)	8,491

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	428
Forward currency contracts	(29)
Swap contracts	327
Investments sold short	(181)
Futures contracts	(41)
Foreign currencies	(102)

Net realized gain (loss)	402

Net change in unrealized appreciation (depreciation) on
Investments	(2,741)
Forward currency contracts	1,464
Swap contracts	14
Investments sold short	84
Futures contracts	32
Foreign currencies	157
Unfunded loan commitments	(84)

Net change in unrealized appreciation (depreciation)	(1,074)

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(672)

Net increase (decrease) in net assets resulting from operations	$7,819

(1)	See Note 6: Related Party Transactions for more details.

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Statement of Changes in Net Assets

(in thousands)

	Six Months Ended June 30, 2026	Period Ended December 31, 2025(1)
Operations:
Net investment income (loss)	$8,491	$3,624
Net realized gain (loss)	402	237
Net change in unrealized appreciation (depreciation)	(1,074)	4,826

Net increase (decrease) in net assets resulting from operations	7,819	8,687

Shareholders distributions
Distributions to shareholders
Class I Shares	(8,325)	(4,408)
Class T Shares	(897)	(233)

Net decrease in net assets resulting from shareholders distributions	(9,222)	(4,641)

Capital share transactions(2)
Net increase in net assets resulting from capital share transactions	141,476	224,228

Total increase (decrease) in net assets	140,073	228,274

Net assets, beginning of period	228,274	—

Net assets, ending of period	$368,347	$228,274

(1)	For the period from July 16, 2025 (Commencement of Operations) to December 31, 2025.

(2)	See Note 5: Shares Transactions for more details.

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Statement of Cash Flows

(in thousands)

Six Months Ended June 30, 2026
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$7,819
Adjustments to reconcile net increase(decrease) in net assets resulting from operations
Purchases of investments	(263,088)
Payment in-kind capitalized	425
Paid-in-kind interest	(327)
Proceeds from the sales and repayments of investments	126,615
Purchases to cover investments sold short	(12,213)
Proceeds from investments sold short	14,894
Amortization (accretion) of premium (discount), net	(1,101)
Amortization of deferred financing costs	12
Net realized (gains) losses on investments	(428)
Net realized (gains) losses on investments sold short	181
Net change in unrealized (appreciation) depreciation on investments	2,741
Net change in unrealized (appreciation) depreciation on forward currency contracts	(1,464)
Net change in unrealized (appreciation) depreciation on swap contracts	(14)
Net change in unrealized (appreciation) depreciation on investments sold short	(84)
Net change in unrealized (appreciation) depreciation on futures contracts	(32)
Net change in unrealized (appreciation) depreciation on unfunded loan commitments	84
Net change in operating assets and liabilities
(Increase) decrease in interest receivable	(2,241)
(Increase) decrease in reimbursement due from Advisor	108
(Increase) decrease in receivable for investments sold	(3,353)
(Increase) decrease in due from brokers	(95)
(Increase) decrease in dividends receivable	(2)
(Increase) decrease in other assets	149
(Increase) decrease in upfront payment (made) received on swap contracts	(25)
Increase (decrease) in payable for investments purchased	(3,134)
Increase (decrease) in management fees payable	260
Increase (decrease) in professional fees payable	114
Increase (decrease) in administrative service fees payable	114
Increase (decrease) in Board of Trustees’ fees payable	9
Increase (decrease) in interest payable for short sales	25
Increase (decrease) in shareholder service and distribution fees payable	1
Increase (decrease) in interest payable on credit facility	30
Increase (decrease) in dividend payable for short sales	(1)
Increase (decrease) in accrued expenses and other liabilities	(18)

Net cash provided by (used in) operating activities	(134,039)

Cash flows from financing activities
Gross proceeds from offering	139,051
Payments on shares redeemed	(1,411)
Cash distribution paid	(4,936)
Proceeds from credit facilities	7,100
Paydown of credit facilities	(7,100)
Financing cost paid	(30)

Net cash provided by (used in) financing activities	132,674

Total increase (decrease) in cash	(1,365)
Cash and restricted cash at beginning of period	11,571

Cash and restricted cash at end of period(1)	$10,206

Supplemental disclosure
Reinvestment of dividends	$3,836
Interest expense paid	$10
Tax expense paid	$—

(1)	Balance includes cash and foreign currency of $1,612 and restricted cash for derivative contracts and investments sold short of $8,594.

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Financial Highlights—Class I Shares

(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2026	Period Ended December 31, 2025(1)
Per Share Data:(2)
Net asset value, beginning of period	$10.30	$10.00
Results of operations
Net investment income(3)	0.31	0.24
Net realized gain (loss) and unrealized appreciation (depreciation)	(0.05)	0.36

Net increase (decrease) in net assets resulting from operations	0.26	0.60

Shareholder Distributions:
Distributions from net investment income	(0.33)	(0.30)

Net decrease in net assets resulting from shareholder distributions	(0.33)	(0.30)

Net asset value, end of period	$10.23	$10.30

Shares outstanding, end of period	32,377,906	20,321,701

Total return(4)(5)	2.57%	6.11%

Ratio/Supplemental Data:
Net assets, end of period	$331,365	$209,252

Ratios to average net assets:
Net investment income(6)(7)	5.89%	5.34%
Total expenses(7)	3.16%	4.30%
Expense recoupment (reimbursement)(7)	0.07%	(1.75)%
Management fee waiver(7)	(0.23)%	(0.40)%

Net expenses(7)	3.00%	2.15%

Portfolio turnover rate(4)	33%	28%

(1)	For the period from July 16, 2025 (Inception date of Class I offering) to December 31, 2025.

(2)	Per share data may be rounded in order to compute the ending net asset value per share.

(3)	The per share data was derived by using the average number of shares outstanding during the applicable period.

(4)	Information presented is not annualized.

(5)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

(6)

If the advisor had not waived or recouped certain expenses, the ratio of net investment income to average net assets would have been 5.73% for the six months ended June 30, 2026 and 3.19% for the period ended December 31, 2025. See Note 6: Related Party Transactions for more details of Expense Limitation Agreement.

(7)

Average daily net assets is used for this calculation. Data for periods of less than one year is annualized. Organization cost, certain investment related expenses incurred by the Fund and management fee waiver are not annualized for periods less than one year.

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Consolidated Financial Highlights—Class T Shares

(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2026	Period Ended December 31, 2025(1)
Per Share Data:(2)
Net asset value, beginning of period	$10.25	$10.00
Results of operations
Net investment income(3)	0.27	0.20
Net realized gain (loss) and unrealized appreciation (depreciation)	(0.04)	0.34

Net increase (decrease) in net assets resulting from operations	0.23	0.54

Shareholder Distributions:
Distributions from net investment income	(0.33)	(0.29)

Net decrease in net assets resulting from shareholder distributions	(0.33)	(0.29)

Net asset value, end of period	$10.15	$10.25

Shares outstanding, end of period	3,643,091	1,855,344

Total return(4)(5)	2.26%	5.43%

Ratio/Supplemental Data:
Net assets, end of period	$36,982	$19,022

Ratios to average net assets:
Net investment income(6)(7)	5.13%	4.53%
Total expenses(7)	3.87%	4.83%
Expense recoupment (reimbursement)(7)	0.15%	(1.28)%
Management fee waiver(7)	(0.23)%	(0.39)%

Net expenses(7)	3.79%	3.16%

Portfolio turnover rate(4)	33%	28%

(1)	For the period from July 24, 2025 (Inception date of Class T offering) to December 31, 2025.

(2)	Per share data may be rounded in order to compute the ending net asset value per share.

(3)	The per share data was derived by using the average number of shares outstanding during the applicable period.

(4)	Information presented is not annualized.

(5)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

(6)

If the advisor had not waived or recouped certain expenses, the ratio of net investment income to average net assets would have been 5.05% for the six months ended June 30, 2026 and 2.86% for the period ended December 31, 2025. See Note 6: Related Party Transactions for more details of Expense Limitation Agreement.

(7)

Average daily net assets is used for this calculation. Data for periods of less than one year is annualized. Organization cost, certain investment related expenses incurred by the Fund and management fee waiver are not annualized for periods less than one year.

See notes to consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements

(in thousands, except share and per share amounts)

Note 1. Organization

GoldenTree Opportunistic Credit Fund (together with its consolidated subsidiary, the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that will make periodic repurchase offers for its securities, subject to certain conditions. The Fund commenced operations on July 16, 2025 (“Commencement of Operations”). The Fund is managed by GoldenTree Asset Management Credit Advisor LLC (the “Advisor”), which is registered as an investment advisor with the U.S. Securities and Exchange Commission (the “SEC”). The Advisor is a wholly owned subsidiary of GoldenTree Asset Management LP, a private limited partnership which was founded in 2000 (collectively with the Advisor, “GoldenTree”). The Fund intends to elect to be treated, and to qualify annually, as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

GoldenTree Opportunistic Credit Fund Cayman LP (the “Cayman SPV”), a Cayman limited partnership, was formed on August 6, 2025 to help facilitate trading certain investments in the Fund. The Cayman SPV is a wholly owned subsidiary of the Fund. GoldenTree Opportunistic Credit Fund Cayman LLC (the “Cayman LLC”) acts as the General Partner of the Cayman SPV.

The Fund’s investment objective is to seek to achieve attractive risk-adjusted total returns by investing dynamically across a broad range of public and private credit markets. In pursuing its investment objective, the Fund will seek income in addition to capital appreciation.

The Fund seeks to achieve its investment objective by investing opportunistically across credit markets, focusing primarily on credit investments and credit-related investments (collectively, “Credit Investments”). The Fund focuses on the following types of Credit Investments: private credit, public corporate credit, structured credit, and distressed investments. The Fund will participate in investments which the Advisor believes offer compelling risk-adjusted return potential and will dynamically adjust portfolio holdings over time based on the market environment. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in Credit Investments, which include foreign instruments (e.g., Credit Investments issued by developed and emerging market issuers) and illiquid and restricted securities. The Fund may invest all or substantially all of its assets in illiquid or restricted securities. Although the Fund primarily makes investments denominated in U.S. dollars, the Fund may make investments denominated in other currencies.

The Fund may invest all or substantially all of its assets in Credit Investments that are rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Credit Investments that are rated below investment grade (commonly referred to as “high yield” securities or “junk bonds”) are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Because of the risks associated with investing in high yield securities, an investment in the Fund should be considered speculative. Some of the Credit Investments will have no credit rating at all.

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter and acts as the distributor of the Fund’s shares on a best efforts basis, subject to various conditions. The Fund offers six classes of Shares: Class I Shares, Class A Shares, Class C Shares, Class T Shares, Class U Shares and Class U-2 Shares on a daily basis at the net asset value (“NAV”) per Share plus any applicable sales loads. During the reporting period, the Fund’s shares were offered for sale on a daily basis for all of its share classes.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company for the purposes of accounting and financial reporting in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The consolidated financial statements include the accounts of the Fund and the Cayman SPV. All intercompany balances and transactions have been eliminated in consolidation. U.S. GAAP for an investment company requires investments to be recorded at fair value. The carrying value for all other assets and liabilities approximates their fair value.

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 2. Significant Accounting Policies (continued)

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses, Gains and Losses

Investment income, expenses (other than those attributable to a specific class), realized and unrealized gains and losses are allocated to each class of shares based upon the relative proportion of average daily net assets represented by such class. Operating expenses directly attributable to a specific class, such as distribution fees and shareholder servicing fees are charged against the operations of that class.

Cash and Restricted Cash

Cash consists of U.S dollars and foreign currency. Cash collateral required to be posted pursuant to the Fund’s derivative contracts and investments sold short are stated separately as restricted cash on the Consolidated Statement of Assets and Liabilities. As of June 30, 2026, the Fund had a restricted cash balance for derivative contracts and investments sold short of $8,594.

Due from Brokers

Securities transactions of the Fund are primarily maintained, cleared and held by registered U.S. brokers/dealers pursuant to clearance agreements. At June 30, 2026, the due from brokers balance in the consolidated statement of assets and liabilities includes deposits at the brokers and margin excess (deficit) from derivative contracts. As of June 30, 2026, due from brokers includes deposits and margin excess of $108.

Investments

Investment transactions are recorded as of the applicable trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation previously recognized, and includes investments charged off during the period, net of recoveries. Net change in unrealized appreciation or depreciation on investments as presented in the accompanying consolidated statement of operations reflects the net change in the fair value of investments, including the reversal of previously recorded unrealized appreciation or depreciation when gains or losses are realized. See Note 3, Fair Value of Financial Instruments, for further information about fair value measurements.

The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own whereby the Fund’s clearing broker will execute a stock borrow transaction to deliver the securities resulting from the Fund’s short sale. The Fund is obligated to purchase the securities at their fair value at the time of replacement. The Fund’s obligation to replace the securities in connection with a short sale is fully secured by collateral deposited with the clearing broker. Cash related to short sales is restricted until the securities are purchased. Short sales involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited whereas losses from purchases cannot exceed the total amount invested.

During the six months ended June 30, 2026, purchases and sales of U.S. government securities were $5,034 and $6,848 which includes $5,822 short sales, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $222,006 and $94,708, respectively.

Derivative Instruments

ASC Topic 815, Derivatives and Hedging, establishes accounting and reporting standards for derivative instruments and hedging activities. From time to time, the Fund may directly or indirectly, use various derivative instruments including, but not limited to, options contracts, futures contracts, forward currency contracts, options on futures contracts, indexed securities, credit default swaps, interest rate swaps and other swap agreements primarily for hedging and risk management purposes. The Fund recognizes all derivative instruments as assets or liabilities at fair value in its consolidated financial statements.

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 2. Significant Accounting Policies (continued)

The Fund presents over-the-counter (“OTC”) derivatives that are executed with the same counterparty under the same master netting agreement on a net basis when the criteria for the right of offset are met. The Fund has elected to offset fair value amounts recognized for cash collateral receivables and/or payables and fair value amounts recognized for derivative positions executed with the same counterparty under the same master netting arrangement.

See Note 4, Derivative Instruments, for further information about the Fund’s use and designation of derivative instruments, including the amounts recognized for cash collateral receivables and/or payables that have been offset against net derivative positions and amounts under master netting arrangements that have not been offset against net derivative positions, if applicable.

Revenue Recognition

The Fund records investment transactions on trade date. Discounts and premiums on investments are accreted or amortized over the remaining life of the respective instruments using the effective interest method. Realized gains and losses on investments are determined on the specific cost identification basis. The Fund records interest income and expense on the accrual basis, unless collection is in doubt. Dividend income, net of foreign taxes withheld, if any, and expense are recorded on the ex-dividend date. Expenses relating to the Fund are expensed as incurred. The Fund may receive commitment fee income from unfunded commitments, which is recorded on the accrual basis. The amount of commitment fee is included in Interest income on the Consolidated Statement of Operations.

The Fund has loans in its portfolio that contain payment-in-kind (“PIK”) provisions. PIK represents interest that is accrued and recorded as interest income at the contractual rates, increases the loan principal on the respective capitalization dates, and is generally due at maturity.

Fee income may include income such as consent, waiver, amendment, syndication, arranger and prepayment fees associated with the Fund’s investment activities. Such fees are recognized as income when earned or the services are rendered, and are included in Fee Income in the Consolidated Statement of Operations.

Investments may be placed on non-accrual status and related income may be reduced by ceasing current accruals and writing off income receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. An investment is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

Foreign Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at June 30, 2026. Transactions during the year are translated at the prevailing exchange rates of such currencies against the U.S. dollar on the date of the transaction. The Fund isolates the effect of fluctuations in foreign currency rates from the effect of fluctuations in the fair value of investments. Accordingly, such net foreign currency gains or losses and gains or losses on other assets and liabilities denominated in foreign currencies are included as net realized gain (loss) on foreign currencies and net change in unrealized appreciation (depreciation) on foreign currencies in the consolidated statement of operations. Net gains or losses related to forward currency contracts are stated separately as net realized gain (loss) on forward currency contracts and net change in unrealized appreciation (depreciation) on forward currency contracts.

Organization and Offering Costs

Organization costs include the cost of formation as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization and registration. Offering costs primarily include third-party expenses incurred in continuous offering the Fund’s shares. The Fund bears the organizational and ongoing offering costs, whether paid by the Advisor or the Fund. The Fund’s initial offering costs, whether paid by the Advisor or the Fund, are being capitalized and amortized over the 12-month period beginning at the Commencement of Operations. The Fund’s organizational costs are expensed as incurred. Organizational and amortized offering costs are subject to the reimbursement and recoupment by the Advisor in accordance with the Expense Limitation Agreement (as defined below). For the six months ended June 30, 2026, the Fund has incurred organizational and offering costs of $149.

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 2. Significant Accounting Policies (continued)

Deferred Financing Costs

The Fund may enter into line-of-credit or loan agreements for financing. The debt issuance costs incurred, including legal fee related to issuance, are being capitalized and amortized on a straight line basis over the life of the term of the arrangement.

Commitments and Contingencies

ASC Topic 440, Commitments (“ASC 440”)¸ and ASC Topic 450, Loss Contingencies (“ASC 450”), establish accounting and reporting standards for certain commitments and contingencies, respectively. In accordance with ASC 440, material commitments, if any, are disclosed in the accompanying consolidated financial statements (see Note 8, Commitments and Contingencies). A liability is only recorded by the Fund for a commitment if a triggering event occurs which satisfies liability recognition criteria. Liabilities for loss contingencies are recorded when it is probable that a liability has been incurred and can be reasonably estimated.

Dividends and Distributions to Shareholders

Distributions to the Fund’s shareholders are recorded as of the record date. Subject to the discretion of the Board of Trustees and applicable legal restrictions, the Fund intends to make monthly distributions to the shareholders. For the six months ended June 30, 2026, estimated dividends and distributions to shareholders were accrued daily based on a 6.5% annual distribution rate. Subject to the Board of Trustees discretion and applicable legal restrictions, the Fund from time to time may also pay special interim distributions in the form of cash or shares. At least annually, the Fund intends to authorize and declare special cash distributions of net long-term capital gains, if any.

The Fund has an “opt out” dividend reinvestment plan that provides for reinvestment of dividends and other distributions on behalf of the shareholder, other than those shareholders who have “opted out” of the plan. As a result of adopting the plan, when the Fund pays a cash dividends or distribution, the shareholders who have not elected to “opt out” of the dividend reinvestment plan will have their cash dividend or distributions automatically reinvested in additional shares of the Fund’s shares of beneficial interest, rather than receiving cash. The number of shares to be issued to the shareholder will be determined based on the total dollar amount of the cash distribution payable, net of applicable withholding taxes.

Income Taxes

The Fund intends to elect to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. To qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements and distribute to its shareholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally the Fund’s net ordinary income plus the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. As a RIC, the Fund will not have to pay corporate-level U.S. federal income taxes on any income that it distributes to its shareholders. The Fund intends to make distributions in an amount sufficient to maintain its RIC status each year and to avoid any U.S. federal income taxes on income so distributed. The Fund will also be subject to non-deductible U.S. federal excise taxes if it does not distribute at least 98% of net ordinary income, 98.2% of capital gain net income, if any, and any recognized and undistributed income from prior years.

During the reporting period, the Fund adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update 2023-09-Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or results of their operations. The Fund did not pay any federal or state and local income taxes. There were no significant amounts of income taxes paid in foreign jurisdictions by the Fund during the reporting six months ended June 30, 2026. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Uncertainty in Income Taxes

The Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in the Fund’s consolidated financial statements. Recognition of a tax benefit or liability with

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 2. Significant Accounting Policies (continued)

respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense on its consolidated statement of operations. During the six months ended June 30, 2026, the Fund did not incur any interest or penalties.

Segment Reporting

Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”) was introduced with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The Fund represents a single operating segment. The Officers of the Fund act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.

Recent Accounting Standards Updates

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures, which requires disaggregated disclosures of certain categories of expenses on an annual and interim basis including employee compensation, depreciation, and intangible asset amortization for each income statement line item that contains those expenses. The guidance is effective for annual periods beginning after December 15, 2026 and interim periods beginning after December 15, 2027. The Fund is currently evaluating the impact of this guidance on its consolidated financial statements.

Note 3. Fair Value of Financial Instruments

Investment Valuation

The Fund applies fair value accounting in accordance with the terms of FASB ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 defines fair value as the amount that would be exchanged to sell an asset or transfer a liability in an orderly transfer between market participants at the measurement date.

The Board of Trustees, has designated the Advisor as the Fund’s valuation designee for purposes of Rule 2a-5 under the Investment Company Act to perform the fair value determination of all of the Fund’s assets in accordance with the terms of ASC 820. The fair valuation of the securities held by the Fund is in accordance with the valuation policy set forth below:

Securities, other than fixed income securities, that are listed on a securities exchange or that are traded on a listed market are fair valued at their last sales prices on the date of determination on the largest securities exchange or listed market on which such securities are traded.

Fixed income securities whether or not listed on an exchange or traded on a listed market, bank debt, derivatives and other securities that are not listed on an exchange and that are not traded on a listed market, for which external pricing vendors are available will be fair valued in accordance with any external pricing vendors selected by the Advisor in its sole discretion, provided however, that such valuations may be adjusted by the Advisor to account for recent trading activity or other information not reflected in pricing obtained from these external pricing vendors. If market quotations are not readily available from an exchange or a listed market or the external pricing vendors cannot provide a fair value for a security, the security will be fair valued using broker-dealer quotations or by engaging independent financial advisory firms (the “Consultants”). These quotations from external pricing vendors and/or broker-dealer quotations are generally estimates of fair value based on an evaluation of factors such as institution size, trading in similar securities, yield, credit quality, coupon rate, maturity, type of issue and other market data. The fair value of the investments and the secondary market for the investments may be volatile because the securities are affected by fundamental factors other than the level of interest rates.

The fair value of securities that are not listed on an exchange and that are not traded on a listed market, and for which no external pricing sources are available, will be estimated in good faith by the Advisor utilizing independent valuations from the Consultant no

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 3. Fair Value of Financial Instruments (continued)

less frequently than monthly and monitor on a daily basis. Such valuations will reflect any credit risk associated with such securities where deemed appropriate. In order to assist the Advisor in its determination of fair value, the Advisor may also engage the Consultants to conduct an independent valuation. The Consultants provide the Advisor with a written report documenting their recommended valuation as of the determination date for the specified investments. The estimates and assumptions for securities fair valued in good faith by the Advisor may not reflect securities traded in an active market.

The fair valuation process requires judgment and estimation by the Advisor. In considering an investment’s fair value, the Advisor considers one or more of several factors including, but not limited to, an investment’s cost, trading in unrestricted securities of the same issuer, the type of restrictions that the investment is subject to, independent appraisals of the investee company, the results of operations of the issuer, the percentage of the investee owned by the Fund and its affiliates, the market and trading factors of investees in the same industry and any other factors deemed appropriate.

Although the Advisor uses its best judgment and good faith in estimating the fair value of investments, there are inherent limitations in any estimation technique. Future events may affect the estimates of fair value and the effect of such events on the estimates of fair value, including the ultimate liquidation of investments, could be material to the consolidated financial statements.

Fair Value Measurements and Disclosures

Fair value represents the price that would be received upon the sale of an asset or paid upon the transfer of a liability in an orderly transaction between market participants at the measurement date (an exit price). The FASB issued an accounting standard codification that establishes a fair value hierarchy for the inputs used in valuation models and techniques used to measure fair value. An investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Assets and liabilities measured at fair value are classified into one of the following categories:

Level I – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. The unadjusted quoted prices are generally received from widely recognized data providers. The types of investments which would generally be included in this category are equities and derivatives listed on a securities exchange.

Level II – Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly. The valuations received for Level II investments are generally from external pricing vendors or multiple brokers. The types of investments which would generally be included in this category are corporate bonds, bank debt, debt of collateralized loan obligations and certain over-the-counter derivatives.

Level III – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The valuations received for Level III investments are generally from a single broker or the Consultants. The types of investments which would generally be included in this category are debt and equity instruments issued by private entities.

The paragraphs below provide additional information surrounding the Advisor’s valuation techniques and inputs used in Level II and Level III securities as well as the valuation process for fair valuing the securities in the Fund’s portfolio.

Valuation Techniques and Inputs for Level II

Valuations for securities and derivatives classified as Level II in the fair value hierarchy have inputs in the valuation methodology that are either directly or indirectly observable as of the reporting date and are those other than quoted prices in active markets. In addition the fair values provided by the Consultants can be classified as Level II when inputs are observable. Inputs into market quotations and certain valuations from the Consultants are observable and may include quoted prices for similar investments in active or inactive markets, interest rates, yield curves and forward currency rates. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level III.

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 3. Fair Value of Financial Instruments (continued)

Valuation Techniques and Inputs for Level III

In the absence of consistently available market price quotations that reflect observable market inputs, investments are generally classified as Level III. The Advisor and the Consultants use a variety of valuation techniques in the fair value process including, but not limited to, recent market transactions, single market quotations, discounted cash flow models, market approaches and option value models. The Advisor and the Consultants may use one or a combination of these valuation techniques in determining the fair value of a Level III investment.

The inputs used in these valuation techniques are generally unobservable and significant to the fair value. In a discounted cash flow model, the inputs include, but are not limited to, the expected timing and level of future cash flows, yields, credit quality, coupon rate, maturity, credit risk assessments and recovery assumptions. For certain debt of collateralized loan obligations and private equity, additional inputs into the discounted cash flow model include, but are not limited to, the discount rate and the cumulative loss rate. In a market approach, the inputs include, but are not limited to, additional rounds of equity financing, comparable trading or transaction multiples, financial metrics such as revenues, earnings before interest, taxes, depreciation and amortization (“EBITDA”) and balance sheet ratios. In an option value model, the inputs include but are not limited to the volatility, the time to expiration, the risk free rate and the marketability discount.

The valuation techniques generally used in determining non-distressed debt investment fair valuations are single market quotations or discounted cash flow models. The valuation techniques generally used in determining distressed debt investment fair valuations are single market quotations, discounted cash flow models, market approaches or a combination of these techniques. The valuation techniques generally used in determining private equity investment fair valuations, such as common stock, preferred stock or warrants are discounted cash flow models, market approaches, or option value models.

Valuation Processes for Fair Valuing Securities

The Advisor has a formal valuation policy that sets forth the pricing methodology for investments to be implemented in fair valuing each security in the Fund’s portfolio, as previously detailed in the Investment Valuation note. The valuation policy is updated and approved at least annually by the valuation committee (the “Committee”). The Committee serves as a formal oversight body for the valuation of the Fund’s portfolio holdings in accordance with the valuation policy. The Committee is comprised of officers and employees all of whom are senior investment professionals and senior business management personnel, a majority of whom are non-investment personnel. The Committee meets at least quarterly. The Committee’s role is to consider, among other things, time-sensitive issues, including those related to market closures, changes in illiquid security values, and valuations of private placements and other illiquid investments purchased by the Fund. The Committee reviews all the valuation methodologies used by the Advisor and takes any actions necessary to ensure that the appropriate procedures and internal controls are in place to address valuation issues. The Committee also reviews any due diligence performed and approves any changes to the current or potential external pricing vendors and Consultants.

The valuation policy outlines monitoring procedures to support the accuracy of pricing and lists all approved external pricing sources and Consultants. The monitoring procedures include, but are not limited to: reviewing stale pricing of securities for which the price has not changed in over a specified threshold, evaluating trades executed by the Advisor against the prices independently received from the external pricing sources above a set tolerance threshold, reviewing Consultants’ valuations with material exposure and reviewing an analysis of significant changes in security prices over the quarter. Investments valued using the valuation provided by the Consultants are also reviewed and then formally signed off by the appropriate investment personnel.

As stated in the valuation policy, situations may arise when market quotations or valuations provided by external pricing vendors are available but these market quotations or valuations may not represent current market conditions. In those cases, the Advisor may substitute multiple broker-dealer quotations or a good-faith estimate of fair value, defined in the valuation policy as single broker quotations or valuations provided by the Consultants. All pricing substitutions are documented to include an explanation for the pricing substitution and how the pricing substitution was eventually resolved (i.e. external pricing vendor adjusted their price in a subsequent period). On a quarterly basis, substitutions are reviewed by the Committee and approved. In addition, the good faith estimates of fair value are approved on a monthly basis by the Committee.

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 3. Fair Value of Financial Instruments (continued)

The following fair value hierarchy tables present information about the Fund’s assets and liabilities measured at fair value on a recurring basis as of June 30, 2026. Refer to the consolidated schedule of investments for further detail on the industry concentrations.

Asset Description	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$2,107	$20,135	$22,242
Bank Debt	—	94,227	71,854	166,081
Collateralized Loan Obligations	—	23,254	—	23,254
Commercial Mortgage Backed Securities	—	2,015	1,395	3,410
Convertible Bonds	—	1	—	1
Corporate Bond Obligations	—	108,639	—	108,639
Government Bonds	—	1,650	346	1,996
Municipal Bonds	—	699	—	699
Residential Mortgage Backed Securities	—	6,820	—	6,820
Common Stock	7,971	769	—	8,740
Preferred Stock	—	367	—	367
Private Equity	—	1,104	1,888	2,992
Special Purpose Vehicle	—	—	23,188	23,188
Repurchase Agreements	—	726	—	726
Money Market Fund	6,843	—	—	6,843

Total Investments	14,814	242,378	118,806	375,998

Forward Currency Contracts	—	1,225	—	1,225
Futures Contracts	—	30	—	30
Total Return Swaps	—	68	—	68

Total Assets	$14,814	$243,701	$118,806	$377,321

Liability Description	Level 1	Level 2	Level 3	Total
Corporate Bond Obligations	$—	$(688)	$—	$(688)
Government Bonds	—	(7,369)	—	(7,369)
Common Stock	(109)	—	—	(109)
Exchange-Traded Funds	(452)	—	—	(452)

Total Investments Short Sold	$(561)	$(8,057)	$—	$(8,618)

Forward Currency Contracts	—	(67)	—	(67)
Credit Default Swaps	—	(12)	—	(12)
Total Return Swaps	—	(27)	—	(27)

Total Liabilities	$(561)	$(8,163)	$—	$(8,724)

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 3. Fair Value of Financial Instruments (continued)

The following table summarizes the changes in the Fund’s Level III assets:

	For the Six Months Ended June 30, 2026
	Asset- Backed Securities	Bank Debt	Commercial Mortgage Backed Securities	Corporate Bond Obligations	Government Bonds	Private Equity	Special Purpose Vehicle	Total
Balance, beginning of period	$11,222	$43,925	$1,330	$331	$—	$974	$14,277	$72,059
Transfer to special purpose vehicle(1)	—	(3,415)	—	—	—	—	3,415	—
Purchases	9,103	34,745	180	—	756	543	5,995	51,322
Sales and paydowns	(106)	(2,760)	(102)	(392)	(413)	—	(2,045)	(5,818)
Accretion of discount (premium)	(—)	95	—	4	3	—	(388)	(286)
Net realized gains (losses)	1	33	(—)	(5)	2	—	—	31
Net change in unrealized appreciation (depreciation)	(85)	(342)	(13)	62	(2)	198	1,934	1,752
Transfers into Level 3(2)	—	171	—	—	—	173	—	344
Transfers out of Level 3(2)	—	(598)	—	—	—	—	—	(598)

Balance, end of period	$20,135	$71,854	$1,395	$—	$346	$1,888	$23,188	118,806

Net change in unrealized appreciation (depreciation) included in earnings related to investments still held at the reporting date	(85)	(390)	(13)	—	(2)	198	1,934	1,642

(1)

During the period, certain directly held bank debt investments were transferred to a special purpose vehicle in which the Fund retained an ownership interest. The transfers represented a restructuring of the legal ownership of the investments and was assumed to have occurred at the beginning of the period.

(2)

Transfers into or out of Level 3 were deemed to have occurred as a result of, among other factors, changes in liquidity, the depth and consistency of prices from third-party pricing services and the existence of observable trades in the market. For the period ended June 30, 2026, transfers into and out of Level 3, were due to decreased and increased price transparency, respectively. The transfers were assumed to have occurred at the beginning of the period.

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 3. Fair Value of Financial Instruments (continued)

The following table summarizes the significant unobservable inputs and techniques used in the fair value measurements of the Fund’s Level III investments which were fair valued, using the valuation provided by the Consultants as well as single broker quotes, by investment category as of June 30, 2026. The below table is not intended to be all-inclusive, but rather provides information on the significant Level III inputs as they relate to the Fund’s assets and liabilities measured at fair value.

Type of Investment	Fair Value at June 30 2026	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average
Asset Backed Securities	$17,500	Discounted Cash Flow Model	Discount Margin	3.63%—8.25%	5.42%
Asset Backed Securities	2,635	Market Approach	Recent Transaction Price	100.00—100.00	100
Bank Debt	3,457	Discounted Cash Flow Model	Discount Margin	4.49%—5.49%	4.99%
Bank Debt	67,074	Discounted Cash Flow Model	Discount Rate	4.88%—12.7%	6.81%
Bank Debt	396	Independent Pricing Service and/or Broker Quotes	Vendor and/or Broker Quotes	60.00—81.25	69.99
Bank Debt	927	Market Approach	Recent Transaction Price	100.00—100.00	100
Commercial Mortgage Backed Securities	1,395	Discounted Cash Flow Model	Discount Margin	4.28%—6.73%	5.51%
Government Bonds	346	Independent Pricing Service and/or Broker Quotes	Vendor and/or Broker Quotes	92.30—92.30	92.3
Private Equity	118	Independent Pricing Service and/or Broker Quotes	Vendor and/or Broker Quotes	6.50—6.50	6.5
Private Equity	1,770	Market Approach	EBITDA Multiples	4.50x—6.00x	5.25x
Special Purpose Vehicle	18,950	Discounted Cash Flow Model	Discount Rate	6.52%—14.81%	11.30%
Special Purpose Vehicle	2,154	Independent Pricing Service and/or Broker Quotes	Vendor and/or Broker Quotes	100.00—110.00	106.69
Special Purpose Vehicle	1,487	Market Approach	EBITDA Multiples	6.00x—10.75x	6.76x
Special Purpose Vehicle	597	Option Value	Volatility	30%—30%	30.00%

Total	$118,806

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 3. Fair Value of Financial Instruments (continued)

Repurchase Agreements

Securities purchased under agreements to resell represent the transfer of a security to the Fund from a counterparty at a specified price with an agreement for the Fund to resell the same security to the same counterparty, usually a broker. The seller agrees to repay cash plus interest to the Fund in exchange for the return of the security at an agreed upon date. As of June 30, 2026, the Fund took possession of securities under agreements to resell with a fair value of approximately $726, all of which has been transferred to others in connection with the Fund’s commitments under securities sold short.

The following table presents the value of the securities purchased under agreements to resell, on a gross basis included in Investments, at fair value, in the consolidated statement of assets and liabilities as of June 30, 2026.

Counterparty	Repurchase Agreements	Non-cash Collateral Received Including Accrued Interest	Cash Collateral Received	Net Exposure Due (to)/from Counterparty
JPMorgan Securities LLC	$726	$—	$—	$726

The following table presents the remaining contractual maturity of the securities purchased under agreements to resell.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	30—90 Days	More Than 90 Days	Total
Repurchase agreements
Government Bonds	$726	$—	$—	$—	$726

Total Borrowings	$726	$—	$—	$—	$726

Note 4. Derivative Instruments

The Fund enters into derivative contracts to manage currency exchange risk, interest rate risk, credit risk and other exposure risks. The types of derivative contracts used by the Fund are forward currency contracts, futures contracts, and swap contracts. During the six months ended June 30, 2026, the Fund used forward currency contracts primarily to manage currency exchange risk on its non-U.S. dollar denominated securities. In addition, the Advisor has identified certain macro-economic risks that existed during the course of the six months ended June 30, 2026, which could have negatively impacted the net assets of the Fund. The Advisor managed these risks by designing and implementing a hedging strategy whereby the Fund used derivative instruments such as credit default swaps, total return swaps, and futures to protect the Fund from the risks identified. The Fund accounts for its derivatives at fair value and records any changes in fair value in current period earnings. As such, even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not considered to be hedging instruments. Instead, the Fund has designated these derivative instruments as trading instruments.

The Fund enters into master netting agreements with counterparties to reduce credit risk associated with these derivatives. As a result the derivative contracts are presented on the Fund’s consolidated statement of assets and liabilities after taking into effect the offsetting permitted under the FASB’s guidance. Collateral requirements associated with the Fund’s derivative contracts are determined by the counterparties based upon the Fund’s credit risk and credit exposure. Upon entering into contracts, the collateral paid to the counterparties is in the form of cash and/or securities and are restricted for use by the Fund. The collateral requirements are monitored daily and cash and/or securities are posted or returned as necessary based upon the current net exposure with the counterparty.

Certain of the Fund’s derivative contracts have been transacted pursuant to bilateral agreements with certain counterparties that may require the Fund to terminate the transactions or post additional collateral if the Fund’s net assets decline below an agreed upon level (a “Termination Event”). If a Termination Event had occurred for those contracts in a net liability position where the counterparties are permitted to terminate the open derivative contracts, additional amounts may not be required since the

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 4. Derivative Instruments (continued)

aggregate fair value of the required collateral posted exceeded the settlement amounts of the open derivative contracts. For the six months ended June 30, 2026, the Fund did not experience any Termination Event.

The table below summarizes the fair value of derivative instruments designated as trading instruments on a gross basis by primary underlying risk exposure, as of June 30, 2026.

	Fair Value
	Derivative Assets	Derivative Liabilities
Foreign Currency Risk
Forward Currency Contracts	$1,225	$67
Credit Risk
Credit Default Swaps	—	12
Equity Risk
Total Return Swaps	—	27
Interest Rate Risk
Total Return Swaps	68	—
Futures Contracts	30	—

The following table presents the effects or potential effects of netting arrangements for derivative contracts presented in the consolidated statement of assets and liabilities, along with the collateral pledged as of June 30, 2026. The collateral pledged under enforceable credit support presented on the derivative liabilities table has not been netted in the consolidated statement of assets and liabilities.

	Counterparty	Gross Amount of Assets (Liabilities)(1)	Gross Amount Offset in the Consolidated Statements of Assets and Liabilities	Cash Collateral Pledged (Received)	Net Amount Presented in the Consolidated Statement of Assets and Liabilities(2)(3)
Assets
Forward Currency Contracts	Canadian Imperial Bank of Commerce	$300	$(1)	$—	$299
Forward Currency Contracts	JPMorgan Chase Bank	4	—	—	4
Forward Currency Contracts	State Street Bank & Trust Company	921	(66)	—	855
Total Return Swaps	Deutsche Bank AG	8	—	—	8
Total Return Swaps	Goldman Sachs International	1	(1)	—	—
Total Return Swaps	HSBC Client Holdings Nominee U.K. Ltd.	59	—	—	59

Total Assets		$1,293	$(68)	$—	$1,225

Liabilities
Forward Currency Contracts	Canadian Imperial Bank of Commerce	(1)	1	—	—
Forward Currency Contracts	State Street Bank & Trust Company	(66)	66	—	—
Total Return Swaps	Goldman Sachs International	(27)	1	—	(26)

Total Liabilities		$(94)	$68	$—	$(26)

(1)	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.
(2)	Net amount of derivative assets represents the net amount due from the counterparty to the Fund in the event of default.
(3)	Net amount of derivative liabilities represents the net amount due from the Fund to the counterparty in the event of default.

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 4. Derivative Instruments (continued)

The following table summarizes the gains and losses and the volume of activity reported on derivatives designated as trading instruments for the six months ended June 30, 2026:

Derivative Type	Primary Risk Exposure	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Volume of Activity during the six months ended June 30, 2026(1)
Forward Currency Contracts	Foreign Currency Risk	$(29)	$1,464	$53,059
Credit Default Swaps	Credit Risk	10	(17)	1,109
Futures Contracts	Equity Risk	(6)	—	69
Futures Contracts	Interest Rate Risk	(35)	32	6,308
Total Return Swaps	Equity Risk	(35)	(37)	250
Total Return Swaps	Interest Rate Risk	377	68	10,061
Interest Rate Swaps	Interest Rate Risk	(25)	—	12,213

(1)	The volume of activity represents the average absolute notional exposure over the reporting period related to currency forward contacts, swap agreements and futures.

Forward Currency Contracts

The Fund enters into forward currency contracts primarily to manage the exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon date. These instruments may involve market risk and credit risk in excess of the amount recognized in the consolidated statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the movement in currency rates, interest rates and securities values.

Swap Agreements

The Fund may enter into swap agreements directly with a counterparty or through a central clearing house. The types of swaps that the Fund trades in are mainly credit default swaps, interest rate swaps and total return swaps.

Credit default swaps represent agreements in which one party, the protection buyer, pays a fixed fee, the premium, in return for a payment by the other party, the protection seller, contingent upon a specified default event relating to an underlying reference asset or pool of assets. While there is no default event, the protection buyer pays the protection seller the periodic premium. If the specified credit event occurs there is an exchange of cash flows and/or securities designed so that the net payment to the protection buyer reflects the loss incurred by the creditors of the reference credit in the event of its default.

The Fund may enter into total return swaps, index swaps or contracts for difference with various counterparties. Under the terms of the swaps or of the contract for differences contracts, the Fund will pay a fixed or floating interest amount based upon the rates in the agreements and in return the Fund receives from the counterparties any economic gains or losses on the purchased investments.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or otherwise determined notional amount. The payment flows for interest rate swaps are usually netted, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to comply with the swap agreement. For swaps through a central clearing house, the central clearing house acts as the counterparty for each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearing house. The loss incurred by the failure of a counterparty to comply with the terms and obligations of the agreement is generally limited to the net payment to be received by the Fund, and/or the termination value at the end of the agreement. Therefore, the Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates, foreign exchange rates or in the fair value of

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 4. Derivative Instruments (continued)

the underlying assets. Periodic payments received or paid on swap agreements are recorded as realized gain or loss. Fluctuations in the fair value of swap agreements are recorded for financial statement purposes as a component of net realized gain or loss and net change in unrealized appreciation or depreciation.

Swap agreements are fair valued based on the terms of the agreement and certain factors which include the current interest rate spreads and credit risk of the referenced obligation of the underlying issuer and interest accrual through the valuation date. During the six months ended June 30, 2026, the Fund entered into swap agreements for which several major brokerage firms serve as counterparty. These instruments may involve market risk and credit risk in excess of the amount recognized in the consolidated statement of assets and liabilities.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts provide for the delayed delivery of the underlying security at a fixed price or for a cash amount based on the change in the fair value of the underlying security at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the fair value of open futures contracts. Changes in the fair value of open futures contracts are recorded separately on consolidated statement of operations. Realized gains or losses, representing the difference between the fair value of the contract at the time it was opened and the fair value at the time it was closed, are recorded separately on consolidated statement of operations. These instruments may involve market risk and credit risk in excess of the amount recognized in the consolidated statement of assets and liabilities.

Note 5. Share Transactions

The Fund is offering an unlimited number of Shares on a continuous basis at the NAV per Share plus any applicable sales loads. The Fund offers six classes of Shares: Class I Shares, Class A Shares, Class C Shares, Class T Shares, Class U Shares and Class U-2 Shares. With respect to Class I Shares, the minimum initial investment is $1,000,000 for all accounts; subsequent investments may be made with any amounts. With respect to Class A, Class C, Class T, Class U and Class U-2 Shares, the minimum initial investment is $2,500 for all accounts; subsequent investments may be made with at least $500, except for purchases made pursuant to the Funds dividend reinvestment plan or as otherwise permitted by the Fund. As of June 30, 2026, Class I and Class T are outstanding.

The following table summarizes transactions in shares during the six months ended June 30, 2026:

	Six Months Ended June 30, 2026		Period Ended December 31, 2025(1)
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	11,810,138	$120,780	20,202,261	$204,123
Reinvestment of Distributions	292,955	2,994	119,440	1,226
Share Repurchase Program	(46,888)	(479)	—	—

Net increase (decrease) resulting from Class I Shares Transactions	12,056,205	$123,295	20,321,701	$205,349

	Six Months Ended June 30, 2026		Period Ended December 31, 2025(2)
Class T Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	1,796,890	$18,271	1,832,539	$18,646
Reinvestment of Distributions	82,889	842	22,805	233
Share Repurchase Program	(92,032)	(932)	—	—

Net increase (decrease) resulting from Class T Shares Transactions	1,787,747	$18,181	1,855,344	$18,879

(1)	For the period from July 16, 2025 (Inception date of Class I offering) to December 31, 2025.
(2)	For the period from July 24, 2025 (Inception date of Class T offering) to December 31, 2025.

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 5. Share Transactions (continued)

To provide shareholders with limited liquidity, the Fund is structured as an “interval fund” and intends to conduct quarterly offers to repurchase between 5% and 25% of its outstanding shares at NAV, pursuant to Rule 23c-3 under the 1940 Act, unless such offer is suspended or postponed in accordance with regulatory requirements. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased; however, the Fund may, but is not required to, repurchase an additional amount of shares, not to exceed 2% of its outstanding shares on the expiration of the repurchase offer. The Board of Trustees, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given repurchase offer. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of Shares outstanding on the repurchase request deadline.

The following table summarizes the share repurchases completed during the six months ended June 30, 2026:

Repurchase Request Deadline/Repurchase Pricing Date	Repurchase Offer Amount (as a percentage of outstanding shares)	Number of Shares Repurchased (all classes)	Percentage of Outstanding Shares Tendered (all classes)
March 6, 2026	5%	6,073	0.02%
June 5, 2026	5%	132,847	0.38%

		138,920

Distribution and Shareholder Services Plan

The Fund has adopted a “Distribution and Shareholder Services Plan” with respect to its Class A, Class C, Class T, Class U and Class U-2 Shares under which the Fund may compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request. Under the Distribution and Shareholder Services Plan, the Fund’s Class A Shares may incur expenses on an annual basis of up to 0.50% of its average monthly Net Assets, each of the Fund’s Class T, Class U and Class U-2 Shares may incur expenses on an annual basis of up to 0.75% of its average monthly Net Assets, and the Fund’s Class C Shares may incur expenses on an annual basis of up to 1.00% of its average monthly Net Assets. With respect to Class C and Class U-2 Shares, 0.25% of the fee is characterized as a “shareholder service fee” and the remaining portion is characterized as a “distribution fee.” With respect to Class A, Class T and Class U Shares, the entire fee is characterized as a “distribution fee.”

For the six months ended June 30, 2026, Class T Shares incurred distribution fees of $104.

Note 6. Related Party Transactions

Investment Advisory Agreement

On May 27, 2025, The Fund’s Board of Trustees approved the investment advisory agreement (“Investment Advisory Agreement”) between the Fund and the Advisor for an initial two- year period in accordance with, and on the basis of an evaluation satisfactory to such trustees as required by Section 15(c) of the Investment Company Act.

In consideration of the advisory services provided by the Advisor, the Fund accrues and pays monthly, in arrears, the Advisor a management fee at an annual rate of 1.85% based on average daily Gross Assets of the Fund (the “Management Fee”). Gross Assets includes without limitation assets attributable to any borrowings, preferred shares that may be outstanding, reverse repurchase agreements, and the notional value of assets financed via total return swaps (“Gross Assets”).

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 6. Related Party Transactions (continued)

In addition, the Advisor has contractually agreed to waive a portion of its Management Fee in the amount of (i) 0.375% of the Fund’s average daily Gross Assets on an annualized basis until the six-month anniversary of the Fund’s Commencement of Operations, which expired on 1/17/2026 and (ii) 0.375% of the Fund’s average daily Gross Assets on an annualized basis until the twelve-month anniversary of the Fund’s Commencement of Operations (the “Management Fee Waiver Agreements”). The reduction of the Management Fee under the Management Fee Waiver Agreements is not subject to recoupment by the Advisor.

For the six months ended June 30, 2026, management fees after waiver were $2,403. As of June 30, 2026, the gross management fee payable is $627, among which $127 is subject to management fee waivers. $500 is included in management fee payable in the accompanying Consolidated Statement of Assets and Liabilities.

Administration Agreement

On May 27, 2025, pursuant to the administration agreement (the “Administration Agreement”), the Fund’s Board of Trustees has appointed the Advisor as the Fund’s administrator (the “Administrator”). Pursuant to the Administration Agreement, the Fund reimburses the Administrator its respective actual costs incurred in providing administrative services to the Fund, including the allocable portion of the compensation and related expenses of certain personnel of GoldenTree Asset Management LP for providing administrative services to the Fund on behalf of the Administrator, subject to the limitations set forth in the Administration Agreement and the Expense Limitation Agreement (as defined below). Such services include being responsible for the financial records which the Fund is required to maintain and preparing reports to the Fund’s Shareholders.

In addition, the Advisor provides the Fund with accounting services; assists the Fund in determining and publishing the Fund’s NAV; oversees the preparation and filing of the Fund’s tax returns; monitors the Fund’s compliance with tax laws and regulations; and prepares, and assists the Fund with any audits by an independent public accounting firm of, the Fund’s financial statements. The Advisor is also responsible for the printing and dissemination of reports to the Fund’s Shareholders and the maintenance of the Fund’s website; provides support for the Fund’s investor relations; generally oversees the payment of the Fund’s expenses and the performance of administrative and professional services rendered to the Fund by others; and provides such other administrative services as the Fund may from time to time designate The Advisor is required to allocate the cost of such services to the Fund based on factors such as assets, revenues, time allocations and/or other methods. At least annually, the Board of Trustees reviews the methodology employed in determining how the expenses are allocated to the Fund and the proposed allocation of administrative expenses among the Fund and certain affiliates of the Advisor. The Board of Trustees then assesses the reasonableness of such reimbursements for expenses allocated to the Fund based on the breadth, depth and quality of such services as compared to the estimated cost to the Fund of obtaining similar services from third-party service providers known to be available. In addition, the Board of Trustees considers whether any single third-party service provider would be capable of providing all such services at comparable cost and quality. Finally, the Board of Trustees, among other things, compares the total amount paid to the Advisor for such services as a percentage of the Fund’s net assets to the same ratios reported by other comparable investment companies. The Fund will not reimburse the Advisor for any services for which it receives a separate fee or for any administrative expenses allocated to a controlling person of the Advisor. The Administration Agreement may be terminated by the Fund without penalty upon not less than 60 days’ written notice to the Administrator and by the Administrator upon not less than 90 days’ written notice to the Fund. The Administration Agreement will remain in effect if approved by the Board of Trustees, including by a majority of the Independent Trustees, on an annual basis.

For the six months ended June 30, 2026, the Fund incurred $179 in administrative service fees including the transfer agency services fee, all of which related to third-party expenses. As of June 30, 2026, $277 was unpaid and included in administrative service fees payable in the accompanying Consolidated Statement of Assets and Liabilities.

Expense Limitation Agreement

The Fund and the Advisor have entered into an Expense Limitation Agreement (the “Expense Limitation Agreement”), under which the Advisor has contractually agreed to reimburse expenses to limit total annual operating expenses (excluding management fees, distribution and/or servicing fees, investment-related expenses, borrowing costs, borrowing-related costs, taxes, brokerage expenses, litigation expenses, acquired fund fees and expenses, and extraordinary expenses) to no more than 0.80% of the Fund’s average daily Gross Assets. This contractual arrangement will remain in effect through April 30, 2027 unless the Fund’s Board of Trustees approves its earlier termination. The Advisor may recoup from the Fund any reimbursable expenses with respect to the

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 6. Related Party Transactions (continued)

Fund pursuant to the Expense Limitation Agreement if such recoupment does not cause the Fund to exceed the current expense limit or the expense limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years from the date the amount was initially waived or reimbursed.

During the six months ended June 30, 2026, the Advisor recouped $108 of previously waived or reimbursement amounts. As of June 30, 2026, the remaining amount subject to reimbursement from the Advisor is $1,110, for which the recoupment fully expires on April 30, 2029.

Board of Trustees

The Board of Trustees currently consists of four members, three of whom are independent from the Advisor (the “Independent Trustees”). The Board of Trustees has established an Audit Committee, a Nominating Committee and a Qualified Legal Compliance Committee, the members of each of which consist entirely of the Fund’s Independent Trustees. The Board of Trustees established a Valuation Committee composed of individuals affiliated with the Advisor to oversee the day-to-day procedures. The Board of Trustees may establish additional committees in the future. For the six months ended June 30, 2026, the Fund incurred $123 in fees and expenses associated with its Independent Trustees’ services on the Fund’s Board of Trustees and its committees. As of June 30, 2026, $65 in fees or expenses associated with the Fund’s Independent Trustees were payable.

Note 7. Financing Arrangement

In accordance with the Investment Company Act, the Fund is currently only allowed to borrow amounts such that its asset coverage, as defined in the Investment Company Act, is at least 300% after such borrowing. As of June 30, 2026, there is no outstanding borrowing under the below credit facility.

Bank of America Credit Facility

On September 12, 2025 the Fund entered into a Margin Loan and Security Agreement (“BOA Facility”) with Bank of America N.A. (“BOA”), with an effective date of October 15, 2025, for a secured loan with a maximum principal amount of $10 million, which was amended on March 2, 2026 to increase the maximum principal amount to $25 million. The BOA Facility provides for borrowings in U.S. dollars. The Fund may borrow to the extent the pledged collateral (subject to eligibility and margin requirements) provides sufficient coverage for such borrowings.

The Fund may terminate the BOA facility at any time upon 60 days written notice to BOA. Absent a default or facility termination event, BOA is required to provide the Fund with 179 days’ written notice prior to terminating the BOA Facility. The initial deferred financing cost is amortized over three years on a straight line basis.

Borrowings under the BOA Facility bear interest at the annual rate of Daily SOFR plus 0.90%. The Fund also pays an unused commitment fee of 0.25% per year on undrawn amounts when the outstanding principal amount is less than 50% of the maximum principal amount, or 0.20% per year when the outstanding principal amount is equal to or greater than 50% of the maximum principal amount. Payments under the BOA Facility are made quarterly.

For the six months ended June 30, 2026, the Fund had borrowings and repayments on the BOA Facility. As of June 30, 2026, there is no outstanding borrowing. For the six month period ended June 30, 2026, the weighted average interest rate, was 4.58% and the average principal debt outstanding was $882.

For the six months ended June 30, 2026, the Fund incurred $22 interest expense, $23 of unused commitment fees, and $12 of amortization of deferred financing costs. As of June 30, 2026, $20 of interest expense and $15 of unused commitment fees were included in interest payable on credit facility in the Consolidated Statement of Assets and Liabilities

Note 8. Commitments and Contingencies

The Fund enters into contracts that contain a variety of indemnification provisions. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. The Advisor has reviewed the Fund’s existing contracts and expects the risk of loss to the Fund to be remote.

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 8. Commitments and Contingencies (continued)

The Fund is not currently subject to any material legal proceedings and, to the Fund’s knowledge, no material legal proceedings are threatened against the Fund. From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Fund’s rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, to the extent the Fund becomes party to such proceedings, the Fund would assess whether any such proceedings will have a material adverse effect upon its financial condition or results of operations.

Loan and other participation interest purchased by the Fund such as bank debt and private equity may include revolving credit agreements or other financing commitments obligating the Fund to advance additional amounts on demand. The unrealized appreciation (depreciation) on unfunded loan commitments is stated separately on the consolidated statement of assets and liabilities. The following table presents the unfunded commitments as of June 30, 2026.

Unfunded Commitments

Investments	Principal Commitment		Fair Value	Unrealized Appreciation (Depreciation)
1578 Lex JV LLC		$9	$9	$0
470 Kent AVE MEZZ II LLC		1,401	1,391	2
625 Fulton Mezz Lender LP		167	166	0
Anaplan, Inc.		229	216	6
Chestnut Ridge Holdings		2,343	2,344	24
Coreweave Financing DDTL V LLC		519	530	16
Coupa Holdings LLC		83	82	2
CP Iris Holdco I, Inc.		7	7	(0)
Databricks, Inc.		347	347	—
Dentalcorp Health Services Ltd.	C$	406	283	(7)
Finance Ireland Agri Funding DAC		€1,475	1,723	0
LHS Borrower LLC		201	200	2
Premium Parent LLC		622	616	6
Sage Intracoastal Residences		544	538	2
Shorecrest Residences WPB		443	437	2
SUS Intermediate Co. AB		€1,350	1,493	(73)
Tricentis Operations Holdings, Inc.		1,393	1,342	(49)

Total Unfunded Commitments			$11,724	$(67)

Note 9. Tax

The aggregate cost of the Fund’s investments for U.S. federal income tax purposes totaled $383,969 as of June 30, 2026. Aggregate net unrealized appreciation (depreciation) on investments, including derivatives, on a tax basis was $2,167, which was comprised of gross unrealized appreciation of $8,020 and gross unrealized depreciation of $5,853, as of June 30, 2026.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund’s next taxable year. For the period ended December 31, 2025, the Fund intends to defer to January 1, 2026 for U.S. federal income tax purposes, the late year specified losses of $539.

Note 10. Concentration of Risk

The Fund’s investment activities expose it to various types of risks, both on and off-balance sheet, which are associated with the financial instruments and markets in which it invests. In the ordinary course of business, the Fund manages a variety of risks, including market risk and credit risk. The Fund identifies measures and monitors risk through various control mechanisms, including trading

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

limits. The following summary is not intended to be a comprehensive summary of all risks inherent in investing in the Fund and reference should be made to the Fund’s prospectus for a more detailed disclosure of risks.

Market Risk

Political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s investments. A disruption or downturn in the capital markets and the credit markets could impair the Fund’s ability to raise capital, reduce the availability of suitable investment opportunities for the Fund or adversely and materially affect the value of the Fund’s investments, any of which would negatively affect the Fund’s business. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide.

Credit Risk

The Fund will invest primarily in credit and credit-related instruments and derivatives. Such investments generally fluctuate in value based upon broader market factors, such as changes in interest rates, and also based on developments affecting the perceived creditworthiness and ability of the borrower to repay the principal and interest owed with respect to the underlying indebtedness. If a credit investment in the Fund’s portfolio declines in price and/or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Fund’s NAV and/or income would be adversely impacted.

Counterparty Risk

The Fund may be exposed to counterparty risk, which could make it difficult for the Fund or the investments in which the Fund holds to collect on obligations, thereby resulting in potentially significant losses.

Investments in Secured and Unsecured Debt

The assets of the portfolio of the Fund may include secured debt, which involve various degrees of risk of a loss of capital. The factors affecting an issuer’s secured debt, and its overall capital structure, are complex. Some secured loans may not necessarily have priority over all other debt of an issuer.

In addition, certain of the Fund’s investments are expected to constitute unsecured debt. While unsecured debt ranks senior to common stock or preferred equity of an issuer, unsecured debt effectively ranks subordinate in priority of payment to secured debt and may not have the benefit of financial covenants common for secured debt. Unlike secured debt, unsecured debt does not have the benefit of a lien with respect to specific collateral. In any liquidation, dissolution, bankruptcy or similar proceeding involving an issuer, the holders of the issuer’s secured debt may assert rights against the assets pledged to secure that debt in order to receive full payment of their debt before the assets may be used to pay other creditors of the issuer, including the Fund. Accordingly, unsecured debt typically involves a heightened level of risk of loss of principal.

Investments in Distressed Securities

The Fund may invest in obligations of issuers in weak financial condition, experiencing poor operating results, having substantial capital needs or negative net worth, facing special competitive or product obsolescence problems, including companies involved in bankruptcy or other reorganization and liquidation proceedings. These obligations are likely to be particularly risky investments although they also may offer the potential for correspondingly high returns.

Investments in Certain Pooled Issuers and other Structured Debt Securities

CLOs and other structured finance securities are generally backed by a pool of credit related assets that serve as collateral. Accordingly, such securities present risks similar to those of other types of credit investments, including default (credit), interest rate and prepayment risks. In addition, such may be governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. There is also a risk that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. CLOs are also inherently leveraged vehicles and are subject to leverage risk.

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

Risks of Default

A default and any resulting loss on an underlying asset will reduce its fair value and, consequently, the fair value of the related investment and the Fund’s portfolio.

Liquidity Risk

Generally, there is no public market for a portion of the Fund’s investments. As such, the Fund may not be able to sell such investments quickly, or at all. If the Fund is able to sell such investments, the prices the Fund receives may not reflect the Advisor’s assessment of their fair value or the amount paid for such investments by the Fund.

Leverage Risk

The use of leverage can create risks. Leverage can increase market exposure, increase volatility in the Fund, magnify investment risks, and cause losses to be realized more quickly. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset coverage requirements when it may not be advantageous to do so.

Currency Risk

The Fund may make investments denominated in currencies other than U.S. dollars. The Fund’s investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar.

Interest Rate Risk

The price of certain of the Fund’s investments, particularly debt or preferred equity investments with a fixed coupon or dividend rate, may be significantly affected by changes in interest rates. In general, rising interest rates will negatively affect the price of a fixed rate instrument and falling interest rates will have a positive effect on the price of a fixed rate instrument. If general interest rates rise, there is a risk that the Fund’s floating rate investments (or an issuer’s underlying obligors) will be unable to pay escalating interest amounts, which could result in a default under their loan documents and credit losses to the Fund. Rising interest rates could also cause issuers to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. If interest rates fall, the Fund’s floating rate investments would generally be expected to generate a lower rate of income.

Regulatory Risk

Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices.

Global Economy Risk

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Cybersecurity Risk

Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Advisor faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Advisor. Although the Advisor is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.

GoldenTree Opportunistic Credit Fund

Notes to Consolidated Financial Statements (continued)

(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

Shareholder Concentration

As of June 30, 2026, three shareholders owned 10% or more of the Fund’s total outstanding shares, comprising 66% of the Fund. In addition, another shareholder is an affiliate of the Advisor and owns 6% of the Fund’s total outstanding shares. Pursuant to agreements among the three shareholders and the Advisor, these shareholders have delegated to the Advisor the power to vote and dispose of the shares held of record by the shareholders. As such, the Advisor, and not the shareholders, may be deemed to have beneficial ownership of the shares held of record by the three shareholders. Each of the shareholders has the right to revoke the delegation on sixty one days’ notice.

Note 11. Subsequent Events

The Fund has evaluated subsequent events through the date of Issuance and has determined that there are no material events requiring adjustment to, or disclosure in, these consolidated financial statements.

The Fund commenced a quarterly repurchase offer beginning on August 14, 2026 and ending on September 8, 2026 (the “Repurchase Pricing Date”).

www. goldentreefunds.com	SAR2026-GTOC

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for this filing.

Item 3. Audit Committee Financial Expert.

Not applicable for this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable for this filing.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the 1934 Act.

(b) Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the 1934 Act.

Item 6. Investments.

(a) The Fund’s consolidated Schedule of Investments as of June 30, 2026 is included as part of the Report included in Item 1(a) of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable to the Registrant.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

(a)(1) Not applicable for this filing.

(a)(2) Not applicable for this filing.

(a)(3) Not applicable for this filing.

(a)(4) Not applicable for this filing.

(b) There have been no changes to the portfolio managers identified in the most recently filed annual report on Form N-CSR (File No. 811-24046) of the Fund.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders

There have not been any material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees during the period covered by this Form N-CSR filing.

Item 16. Controls and Procedures

(a) The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the 1934 Act.

(b) There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits

(a)(1) Not applicable for this filing.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)(1) The certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GOLDENTREE OPPORTUNISTIC CREDIT FUND

By:	/s/ Kathryn L. Sutherland
Kathryn L. Sutherland
Chief Executive Officer and Principal Executive Officer

Date:	August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathryn L. Sutherland
Kathryn L. Sutherland
Chief Executive Officer and Principal Executive Officer

Date:	August 31, 2026

By:	/s/ Wei Zhong
Wei Zhong
Chief Financial Officer, Principal Financial Officer and Principal Accounting Officer

Date:	August 31, 2026